UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-07810

Exact name of registrant as specified in charter:	Delaware Investments® Colorado Municipal Income Fund, Inc.

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2013

Item 1. Reports to Stockholders

Annual Report Delaware Investments® Closed-End Municipal Bond Funds	March 31, 2013

The figures in the annual report for Delaware Investments Closed-End Municipal Bond Funds represent past results, which are not a guarantee of future results. A rise or fall in interest rates can have a significant impact on bond prices. Funds that invest in bonds can lose their value as interest rates rise.

Closed-end funds

Table of contents

> Portfolio management review	1
> Fund basics	2
> Security type/Sector/State allocations	3
> Statements of net assets	5
> Statements of assets and liabilities	17
> Statements of operations	18
> Statements of changes in net assets	19
> Financial highlights	20
> Notes to financial statements	23
> Report of independent registered public accounting firm	31
> Other Fund information	32
> Board of trustees/directors and officers addendum	34
> About the organization	37

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services. For more information, including press releases, please visit delawareinvestments.com.

Unless otherwise noted, views expressed herein are current as of March 31, 2013, and subject to change. Information is as of the date indicated and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested. Mutual fund advisory services are provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Investments in Delaware Investments® Closed-End Municipal Bond Funds are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Portfolio management review

Delaware Investments® Closed-End Municipal Bond Funds
April 9, 2013

Municipal bond market conditions

During the Funds’ fiscal year ended March 31, 2013, the U.S. tax-exempt bond market, as measured by the Barclays Municipal Bond Index, returned 5.25%. In this favorable environment, higher yielding, lower-rated municipal bonds fared the best overall, with below-investment-grade issues gaining 14.23%, compared to returns of 6.50% and 3.78% generated by the higher-rated BBB and AAA segments of the market, respectively. (Data: Barclays.)

On Jan. 1, 2013, an agreement was reached in Washington, D.C., known as the American Taxpayer Relief Act of 2012. The good news for the municipal market was that the deal did not include a 28% cap on the municipal tax exemption.

Fund positioning: maintaining a long-standing approach

Our portfolio management strategy remained consistent throughout the Funds’ fiscal year. We continued investing by utilizing a bottom-up approach to portfolio construction, meaning that we evaluated investment opportunities individually based on thorough research; ultimately, we selected bonds that we believed offered a favorable balance between risk and potential reward.

We were also mindful of market shifts that could lead to new opportunities (or risks) for investors. Several such situations occurred during the fiscal year, as risks emerged that we believed justified making the portfolio slightly more defensive.

One of these shifts took place in the final months of the fiscal year. Especially in light of back-to-back years of strong performance in the municipal bond market, we thought it prudent to take a defensive position in an effort to seek to mitigate some of the risk to the Funds from a potential rise in long-term interest rates. This entailed modestly reducing the Funds’ exposure to longer-maturity securities. In addition, given global macroeconomic challenges, we limited the Funds’ allocations to certain lower-rated bonds that we believed were potentially at risk. We should note that this shift represented only subtle changes to the Funds’ portfolios. Throughout the Funds’ fiscal year, we maintained our usual focus on seeking to generate relative outperformance by emphasizing bonds within the lower tiers of the investment-grade credit ratings.

This is a segment of the market in which we believe our credit research capabilities have the potential to add value to the overall investment process.

Performance effects

Although we slightly reduced the Funds’ exposure to lower rated credit and decreased positions in bonds with longer maturities, these credits were among the strongest-performing bonds within the Funds. Additionally, the typically maintained overweight positions in these securities during the fiscal year.

Within Delaware Investments Colorado Municipal Income Fund, Inc., the strongest performing bonds tended to include issues within the healthcare sector (one example was issued by the Colorado Health Facilities Authority, with a coupon of 5% and a maturity date of 2040). The weaker performers, meanwhile, included an issue by the Puerto Rico Infrastructure Financing Authority, which felt much pressure among that commonwealth’s pension-related challenges and uncertainty surrounding a newly elected governor.

Within Delaware Investments Minnesota Municipal Income Fund, II Inc., notable performers included bonds issued by the Dakota and Washington Counties Housing and Redevelopment Authority. These bonds were issued with a 8.375% coupon, and are scheduled to mature in 2021. Other contributors included tobacco settlement bonds, with an S&P rating of A- and a maturity date of 2031. The positive effects generated by these bonds were offset somewhat by the underperformance of bonds such as those issued by the Laurentian Energy Authority, with a 5.0% coupon and a maturity of 2021. Puerto Rican bonds likewise posed a mild drag on the Fund’s performance, including bonds issued by the Puerto Rico Electric Power Authority.

Delaware Investments National Municipal Income Fund experienced a positive contribution from so-called tobacco settlement bonds. Another notable contributor to the Fund’s performance was a bond issued by the West Virginia Hospital Finance Authority, with a stated coupon of 9.125% and a maturity date of 2041. Bonds issued out of Puerto Rico, including an issue by the Puerto Rico Sales Tax Financing Corporation, were the weakest performers across the Fund.

Fund basics

Delaware Investments®
Colorado Municipal Income Fund, Inc.

As of March 31, 2013

Fund objective
The Fund seeks to provide current income exempt from both regular federal income tax and Colorado state personal income tax, consistent with the preservation of capital.

Total Fund net assets
$74 million

Number of holdings
78

Fund start date
July 29, 1993

CUSIP number
246101109

Delaware Investments Minnesota Municipal Income Fund II, Inc. As of March 31, 2013

Fund objective
The Fund seeks to provide current income exempt from both regular federal income tax and Minnesota state personal income tax, consistent with the preservation of capital.

Total Fund net assets
$176 million

Number of holdings
139

Fund start date
Feb. 26, 1993

CUSIP number
24610V103

Delaware Investments National Municipal Income Fund As of March 31, 2013

Fund objective
The Fund seeks to provide current income exempt from regular federal income tax, consistent with the preservation of capital.

Total Fund net assets
$68 million

Number of holdings
163

Fund start date
Feb. 26, 1993

CUSIP number
24610T108

Security type/Sector/State allocations
As of March 31, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Delaware Investments®
Colorado Municipal Income Fund, Inc.
Percentage
Security type/Sector	of Net Assets
Municipal Bonds*	138.04%
Corporate-Backed Revenue Bond	1.39%
Education Revenue Bonds	21.32%
Electric Revenue Bonds	6.41%
Healthcare Revenue Bonds	29.67%
Housing Revenue Bonds	2.38%
Lease Revenue Bonds	10.56%
Local General Obligation Bonds	13.81%
Pre-Refunded Bonds	7.54%
Special Tax Revenue Bonds	33.52%
State & Territory General Obligation Bonds	1.80%
Transportation Revenue Bonds	8.12%
Water & Sewer Revenue Bond	1.52%
Short-Term Investment	0.27%
Total Value of Securities	138.31%
Liquidation Value of Preferred Stock	(40.35%)
Receivables and Other Assets Net of Liabilities	2.04%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Investments Colorado Municipal Income Fund, Inc. held bonds issued by or on behalf of territories of the United States as follows:

Territory	(as a % of fixed income investments)
Guam	1.1%
Puerto Rico	12.4%

Delaware Investments
Minnesota Municipal Income Fund II, Inc.
Percentage
Security type/Sector	of Net Assets
Municipal Bonds†	140.31%
Corporate-Backed Revenue Bonds	7.39%
Education Revenue Bonds	16.90%
Electric Revenue Bonds	6.43%
Healthcare Revenue Bonds	40.12%
Housing Revenue Bonds	6.31%
Lease Revenue Bonds	14.94%
Local General Obligation Bonds	8.45%
Pre-Refunded/Escrowed to Maturity Bonds	17.94%
Special Tax Revenue Bonds	7.69%
State & Territory General Obligation Bonds	9.16%
Transportation Revenue Bonds	3.37%
Water & Sewer Revenue Bonds	1.61%
Total Value of Securities	140.31%
Liquidation Value of Preferred Stock	(42.70%)
Receivables and Other Assets Net of Liabilities	2.39%
Total Net Assets	100.00%

†	As of the date of this report, Delaware Investments Minnesota Municipal Income Fund II, Inc. held bonds issued by or on behalf of territories of the United States as follows:

Territory	(as a % of fixed income investments)
Guam	0.1%
Puerto Rico	2.3%

(continues)       3

Security type/Sector/State allocations

As of March 31, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Delaware Investments®
National Municipal Income Fund

Percentage
Security type/Sector	of Net Assets
Municipal Bonds	143.61%
Corporate-Backed Revenue Bonds	15.82%
Education Revenue Bonds	24.78%
Electric Revenue Bonds	4.75%
Healthcare Revenue Bonds	20.02%
Housing Revenue Bonds	2.44%
Lease Revenue Bonds	12.35%
Local General Obligation Bonds	3.33%
Special Tax Revenue Bonds	25.68%
State & Territory General Obligation Bonds	6.30%
Transportation Revenue Bonds	22.55%
Water & Sewer Revenue Bonds	5.59%
Total Value of Securities	143.61%
Liquidation Value of Preferred Stock	(44.20%)
Receivables and Other Assets Net of Liabilities	0.59%
Total Net Assets	100.00%

State/Territory	(as a % of fixed income investments)
Alaska	0.35%
Arizona	12.52%
California	11.70%
Colorado	1.21%
Florida	2.92%
Georgia	1.62%
Guam	2.06%
Hawaii	0.34%
Idaho	1.12%
Illinois	1.38%
Indiana	1.02%
Iowa	0.55%
Kansas	0.16%
Louisiana	2.40%
Maine	0.37%
Maryland	2.55%
Massachusetts	0.99%
Minnesota	1.28%
Missouri	2.21%
New Hampshire	0.36%
New Jersey	5.42%
New Mexico	0.56%
New York	18.02%
Ohio	1.85%
Oregon	4.01%
Pennsylvania	6.39%
Puerto Rico	6.48%
Texas	6.57%
Virginia	1.85%
Washington D.C.	0.28%
West Virginia	0.66%
Wisconsin	0.51%
Wyoming	0.29%
Total	100.00%

Statements of net assets

Delaware Investments® Colorado Municipal Income Fund, Inc.
March 31, 2013

	Principal
	Amount	Value
Municipal Bonds – 138.04%
Corporate-Backed Revenue Bond – 1.39%
Public Authority for Colorado Energy
Natural Gas Revenue Series 2008
6.50% 11/15/38	$750,000	$1,030,680
		1,030,680
Education Revenue Bonds – 21.32%
Colorado Educational & Cultural
Facilities Authority Revenue
(Academy Charter School Project)
5.50% 5/1/36 (SGI)	1,720,000	1,784,552
(Bromley Charter School Project)
5.25% 9/15/32 (SGI)	3,245,000	3,331,187
(Johnson & Wales University Project)
Series A 5.00% 4/1/28 (SGI)	3,000,000	3,002,850
(Littleton Charter School Project)
4.375% 1/15/36 (ASSURED GTY)	1,200,000	1,201,800
(Student Housing - Campus
Village Apartments) 5.00% 6/1/23	1,065,000	1,187,400
Colorado State Board of Governors
Revenue (University Enterprise
System) Series A 5.00% 3/1/39	700,000	780,087
University of Colorado 5.00% 6/1/31	3,185,000	3,677,337
University of Colorado Enterprise
Systems Revenue
Series A 5.375% 6/1/38	750,000	883,208
		15,848,421
Electric Revenue Bonds – 6.41%
Colorado Springs Utilities System
Improvement Revenue
Series C 5.50% 11/15/48	750,000	866,955
Platte River Power Authority Revenue
Series HH 5.00% 6/1/28	1,500,000	1,781,130
Puerto Rico Electric Power
Authority Revenue
Series A 5.00% 7/1/42	500,000	460,735
Series TT 5.00% 7/1/37	685,000	639,804
Series WW 5.50% 7/1/38	300,000	299,364
Series XX 5.25% 7/1/40	750,000	720,030
		4,768,018
Healthcare Revenue Bonds – 29.67%
Aurora Hospital Revenue (Children’s
Hospital Association Project)
Series A 5.00% 12/1/40	2,000,000	2,185,480
Colorado Health Facilities
Authority Revenue
(Boulder Community Hospital
Project) 5.00% 10/1/32	500,000	556,155
(Catholic Health Initiatives)
Series A 5.00% 7/1/39	750,000	819,488
Series A 5.00% 2/1/41	2,400,000	2,623,391
Series A 5.25% 2/1/33	1,625,000	1,861,015
Series C-1 5.10% 10/1/41 (AGM)	1,000,000	1,079,830
Series D 6.125% 10/1/28	750,000	900,075
(Christian Living
Communities Project)
6.375% 1/1/41	615,000	702,441
Series A 5.75% 1/1/37	885,000	943,260
(Covenant Retirement
Communities) 5.00% 12/1/33	1,000,000	1,059,340
(Evangelical Lutheran Good
Samaritan Society) 5.25% 6/1/23	1,000,000	1,072,410
(National Jewish Health Project)
5.00% 1/1/27	500,000	534,510
(Sisters of Charity of Leavenworth
Health System) 5.00% 1/1/40	4,750,000	5,141,067
(Total Long-Term Care)
Series A 6.00% 11/15/30	400,000	452,560
Denver Health & Hospital Authority
Revenue (Recovery Zone Facilities)
5.625% 12/1/40	750,000	817,140
University of Colorado Hospital
Authority Revenue Series A
5.00% 11/15/37	500,000	535,030
6.00% 11/15/29	650,000	773,533
		22,056,725
Housing Revenue Bonds – 2.38%
Colorado Housing & Finance
Authority (Single Family
Mortgage - Class 1) Series A
5.50% 11/1/29 (FHA) (VA) (HUD)	365,000	378,808
Puerto Rico Housing Finance
Authority Subordinated-Capital
Fund Modernization
5.125% 12/1/27 (HUD)	1,000,000	1,052,770
5.50% 12/1/18 (HUD)	300,000	339,978
		1,771,556
Lease Revenue Bonds – 10.56%
Aurora Certificates of Participation
Refunding Series A 5.00% 12/1/30	630,000	721,545
Colorado State Building Excellent
Schools Today Certificates
of Participation
Series G 5.00% 3/15/32	2,000,000	2,244,581
Glendale Certificates of Participation
5.00% 12/1/25 (SGI)	1,500,000	1,604,565
Pueblo County Certificates of
Participation (County Judicial
Complex Project)
5.00% 9/15/42 (AGM)	2,000,000	2,227,100

(continues)       5

Statements of net assets

Delaware Investments® Colorado Municipal Income Fund, Inc.

	Principal
	Amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
• Puerto Rico Public Buildings
Authority Revenue (Guaranteed
Government Facilities)
Series M-2 5.50% 7/1/35 (AMBAC)	$500,000	$531,925
Regional Transportation District
Certificates of Participation
Series A 5.375% 6/1/31	460,000	518,323
		7,848,039
Local General Obligation Bonds – 13.81%
Arapahoe County School District #1
Englewood 5.00% 12/1/31	2,935,000	3,418,071
Boulder, Larimer & Weld Counties
St. Vrain Valley School District
No. Re-1J 5.00% 12/15/33	750,000	852,570
Bowles Metropolitan District
5.00% 12/1/33 (AGM)	2,000,000	2,021,680
Denver City & County
(Better Denver & Zoo)
Series A 5.00% 8/1/25	650,000	779,246
Denver International Business Center
Metropolitan District #1
5.00% 12/1/30	650,000	681,824
Jefferson County School District #R-1
5.25% 12/15/24	750,000	967,733
Pueblo County School District #70
5.00% 12/1/31	500,000	585,020
Rangely Hospital District
6.00% 11/1/26	750,000	893,715
Sand Creek Metropolitan District
5.00% 12/1/31 (SGI)	70,000	70,237
		10,270,096
§Pre-Refunded Bonds – 7.54%
Adams & Arapahoe Counties Joint
School District #28J (Aurora)
6.00% 12/1/28-18	600,000	766,776
Colorado Health Facilities Authority
Revenue (Evangelical Lutheran
Good Samaritan Society)
Series A 6.125% 6/1/38-14	750,000	801,180
Colorado Water Resources & Power
Development Authority Revenue
(Parker Water & Sanitation
District) Series D
5.125% 9/1/34-14 (NATL-RE)	1,500,000	1,598,625
5.25% 9/1/43-14 (NATL-RE)	2,000,000	2,138,600
Sand Creek Metropolitan District
5.00% 12/1/31-13 (SGI)	295,000	304,582
		5,609,763
Special Tax Revenue Bonds – 33.52%
Castle Rock Sales & Use Tax Revenue
5.00% 6/1/35	750,000	861,150
Denver Convention Center Hotel
Authority Revenue Refunding
5.00% 12/1/35 (SGI)	2,795,000	2,899,393
Guam Government Business Privilege
Tax Revenue Series A
5.125% 1/1/42	435,000	478,082
5.25% 1/1/36	565,000	630,642
Puerto Rico Infrastructure Financing
Authority Special Tax Revenue
Series B 5.00% 7/1/41	2,475,000	2,228,144
Puerto Rico Sales Tax Financing
Revenue First Subordinate
Series A 5.50% 8/1/37	700,000	722,267
Series A 5.50% 8/1/42	1,000,000	1,027,720
Series A 5.75% 8/1/37	590,000	628,751
Series A-1 5.00% 8/1/43	2,000,000	1,995,220
Series C 5.00% 8/1/40	1,000,000	1,035,450
Series C 6.00% 8/1/39	500,000	541,055
Regional Transportation District
Revenue (FasTracks Project) Series A
4.375% 11/1/31 (AMBAC)	1,250,000	1,303,100
4.50% 11/1/36 (AGM)	3,000,000	3,158,040
5.00% 11/1/28 (AMBAC)	2,500,000	2,815,650
5.00% 11/1/38	4,085,000	4,598,974
		24,923,638
State & Territory General Obligation Bonds – 1.80%
Puerto Rico Commonwealth
(Public Improvement)
Series C 6.00% 7/1/39	505,000	515,090
Western State College
5.00% 5/15/34	750,000	824,805
		1,339,895
Transportation Revenue Bonds – 8.12%
Denver City & County Airport
System Revenue
Series A 5.25% 11/15/36	750,000	844,275
Series B 5.00% 11/15/27	1,000,000	1,176,060
Series B 5.00% 11/15/28	1,000,000	1,168,450
E-470 Public Highway Authority
Revenue Series C 5.25% 9/1/25	310,000	343,911
Regional Transportation District
Revenue (Denver Transit Partners)
6.00% 1/15/41	2,175,000	2,504,991
		6,037,687
Water & Sewer Revenue Bond – 1.52%
Parker Water & Sanitation District
5.00% 8/1/43	1,000,000	1,127,520
		1,127,520
Total Municipal Bonds
(cost $96,096,590)		102,632,038

	Principal
	Amount	Value
Short-Term Investment – 0.27%
¤ Variable Rate Demand Note – 0.27%
Colorado State Educational &
Cultural Facilities Authority
Revenue (National Jewish
Federation Bond Program)
Series D-5 0.15% 10/1/38
(LOC-JPMorgan Chase Bank N.A.)	$200,000	$200,000
Total Short-Term Investments
(cost $200,000)		200,000

Total Value of Securities – 138.31%
(cost $96,296,590)		102,832,038
†Liquidation Value of Preferred
Stock – (40.35%)		(30,000,000)
Receivables and Other Assets
Net of Liabilities – 2.04%		1,516,600
Net Assets Applicable to 4,837,100
Shares Outstanding; Equivalent to
$15.37 Per Share – 100.00%		$74,348,638

Components of Net Assets at March 31, 2013:
Common stock, $0.01 par value, 200 million shares
authorized to the Fund	$66,918,121
Undistributed net investment income	800,128
Accumulated net realized gain on investments	94,941
Net unrealized appreciation of investments	6,535,448
Total net assets	$74,348,638

•Variable rate security. The rate shown is the rate as of March 31, 2013. Interest rates reset periodically.
§Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to financial statements.”
¤Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of March 31, 2013.
†See Note 6 in “Notes to financial statements.”

Summary of Abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
ASSURED GTY — Insured by Assured Guaranty Corporation
FHA — Federal Housing Administration
HUD — Housing & Urban Development Section 8
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation
SGI — Insured by Syncora Guarantee Inc.
VA — Veterans Administration collateral

See accompanying notes, which are an integral part of the financial statements.

(continues)       7

Statements of net assets

Delaware Investments® Minnesota Municipal Income Fund II, Inc.
March 31, 2013

	Principal
	Amount	Value
Municipal Bonds – 140.31%
Corporate-Backed Revenue Bonds – 7.39%
Cloquet Pollution Control Revenue
(Potlatch Project) 5.90% 10/1/26	$5,500,000	$5,520,515
Laurentian Energy Authority
Cogeneration Revenue
Series A 5.00% 12/1/21	3,325,000	3,268,575
Sartell Environmental Improvement
Revenue (International Paper)
Series A 5.20% 6/1/27	1,000,000	1,006,910
St. Paul Port Authority Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 4.50% 10/1/37 (AMT)	3,155,000	3,182,953
		12,978,953
Education Revenue Bonds – 16.90%
Bayton Township Lease Revenue
(St. Croix Preparatory Academy)
5.75% 8/1/42	300,000	302,715
Minnesota Higher Education Facilities
Authority Revenue
(Augsburg College)
Series 6-J1 5.00% 5/1/28	1,500,000	1,534,140
(Carleton College)
Series D 5.00% 3/1/30	1,120,000	1,271,637
Series 6-T 5.00% 1/1/28	1,000,000	1,138,660
(College of St. Benedict)
Series 7-M 5.00% 3/1/31	300,000	319,194
Series 7-M 5.125% 3/1/36	275,000	291,242
(Macalester College)
Series 7-S 4.00% 5/1/43	1,250,000	1,294,125
(St. Catherine University)
Series 7-Q 5.00% 10/1/32	700,000	780,402
(St. Mary’s University)
Series 5-U 4.80% 10/1/23	1,400,000	1,411,312
(St. Scholastic College)
Series H 5.25% 12/1/35	1,000,000	1,089,960
(University of St. Thomas)
Series 6-X 5.00% 4/1/29	2,250,000	2,519,258
Series 7-A 5.00% 10/1/39	1,000,000	1,104,690
Series 7-U 5.00% 4/1/20	495,000	600,415
Series 7-U 5.00% 4/1/21	450,000	549,180
Series 7-U 5.00% 4/1/22	750,000	919,590
St. Paul Housing & Redevelopment
Authority Charter School
Lease Revenue
(Nova Classical Academy)
Series A 6.375% 9/1/31	750,000	833,505
University of Minnesota
Series A
5.00% 12/1/27	1,110,000	1,333,421
5.00% 12/1/28	1,880,000	2,248,480
5.00% 12/1/29	2,265,000	2,695,327
5.00% 12/1/31	1,000,000	1,180,600
5.00% 12/1/36	3,000,000	3,486,269
5.25% 4/1/29	1,000,000	1,189,680
Series C 5.00% 12/1/19	1,290,000	1,582,443
		29,676,245
Electric Revenue Bonds – 6.43%
Central Minnesota Municipal
Power Agency Revenue
(Brookings Southeast Twin
Cities Transportation)
5.00% 1/1/32	1,130,000	1,278,245
Chaska Electric Revenue
(Generating Facilities)
Series A 5.25% 10/1/25	250,000	276,550
Minnesota Municipal Power Agency
Electric Revenue Series A
5.00% 10/1/34	1,900,000	2,007,160
5.25% 10/1/19	1,610,000	1,721,283
Southern Minnesota Municipal
Power Agency Supply Revenue
Series A 5.25% 1/1/30	1,000,000	1,117,850
Western Minnesota Municipal Power
Agency Supply Revenue Series A
5.00% 1/1/25	3,000,000	3,676,350
5.00% 1/1/26	1,000,000	1,213,810
		11,291,248
Healthcare Revenue Bonds – 40.12%
Anoka Health Care Facility
Revenue (Homestead
Anoka Income Project)
Series A 7.00% 11/1/46	1,200,000	1,294,644
Center City Health Care
Facilities Revenue (Hazelden
Foundation Project)
4.75% 11/1/31	850,000	900,482
5.00% 11/1/41	1,600,000	1,724,032
Duluth Economic Development
Authority Revenue
(St. Luke’s Hospital
Authority Obligation Group)
5.75% 6/15/32	200,000	213,538
6.00% 6/15/39	1,000,000	1,079,150
Fergus Falls Health Care Facilities
Revenue (Lake Region Healthcare)
5.00% 8/1/30	1,000,000	1,041,670
Glencoe Health Care Facilities
Revenue (Glencoe Regional
Health Services Project)
5.00% 4/1/25	2,000,000	2,020,780
Maple Grove Health Care System
Revenue (Maple Grove Hospital)
5.25% 5/1/37	1,100,000	1,146,112
Minneapolis Health Care System
Revenue (Fairview Health Services)
Series A 6.375% 11/15/23	605,000	735,160
Series A 6.625% 11/15/28	1,040,000	1,270,766
Series B 6.50% 11/15/38
(ASSURED GTY)	2,295,000	2,806,418
Series D 5.00% 11/15/34
(AMBAC)	2,000,000	2,057,180

	Principal
	Amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minneapolis Revenue (National
Marrow Donor Program Project)
4.875% 8/1/25	$1,000,000	$1,038,390
Minnesota Agricultural & Economic
Development Board Revenue
Un-Refunded Balance Series A
5.75% 11/15/26 (NATL-RE)	100,000	100,173
6.375% 11/15/29	195,000	195,778
Rochester Health Care & Housing
Revenue (Samaritan Bethany)
Series A 7.375% 12/1/41	1,220,000	1,370,694
Rochester Health Care Facilities
Revenue (Mayo Clinic)
4.00% 11/15/41	8,780,000	9,151,657
•Series A 4.00% 11/15/30	1,240,000	1,430,154
•Series C 4.50% 11/15/38	2,000,000	2,384,520
Sartell Health Care Facility Revenue
(Country Manor Campus Project)
5.25% 9/1/30	1,000,000	1,024,230
Shakopee Health Care Facilities
Revenue (St. Francis Regional
Medical Center) 5.25% 9/1/34	1,560,000	1,583,353
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.50% 5/1/39 (ASSURED GTY)	1,500,000	1,648,740
Series A 5.125% 5/1/30	4,425,000	4,883,209
St. Louis Park Health Care
Facilities Revenue
(Park Nicollet Health Services)
5.75% 7/1/39	3,315,000	3,721,850
Series C 5.50% 7/1/23	1,000,000	1,123,320
St. Paul Housing & Redevelopment
Authority Health Care Revenue
(Allina Health System)
Series A 5.00% 11/15/18 (NATL-RE)	1,380,000	1,608,114
Series A-1 5.25% 11/15/29	1,395,000	1,558,745
(Childrens Health Care Facilities)
Series A1 5.00% 8/15/34 (AGM)	500,000	544,150
(Episcopal Homes Project)
Series A 4.75% 11/1/31	740,000	745,128
(Franciscan Health Elderly Project)
5.40% 11/20/42 (GNMA) (FHA)	2,700,000	2,703,213
(Health East Project)
6.00% 11/15/30	2,775,000	2,982,848
6.00% 11/15/35	2,500,000	2,677,425
(Health Partners Obligation Group
Project) 5.25% 5/15/36	2,000,000	2,090,820
(Regions Hospital Project)
5.30% 5/15/28	1,000,000	1,001,150
(Senior Carondelet Village Project)
Series A 6.00% 8/1/42	770,000	817,062
Washington County Housing &
Redevelopment Authority
Revenue (Birchwood & Woodbury
Projects) Series A 5.625% 6/1/37	1,500,000	1,533,405
Wayzata Senior Housing Revenue
(Folkestone Senior Living
Community) Series A
5.50% 11/1/32	420,000	447,031
5.75% 11/1/39	945,000	1,014,883
6.00% 5/1/47	1,475,000	1,595,257
Winona Health Care Facilities
Revenue (Winona Health
Obligated Group)
4.65% 7/1/26	465,000	488,492
4.75% 7/1/27	785,000	821,793
5.00% 7/1/23	1,010,000	1,095,820
5.00% 7/1/34	750,000	785,325
		70,456,661
Housing Revenue Bonds – 6.31%
Minneapolis Multifamily
Housing Revenue
•(Gaar Scott Loft Project)
5.95% 5/1/30 (AMT)
(LOC-U.S. Bank N.A.)	835,000	837,689
(Olson Townhomes Project)
6.00% 12/1/19 (AMT)	600,000	600,240
(Seward Towers Project)
5.00% 5/20/36 (GNMA)	2,000,000	2,044,119
(Sumner Housing Project) Series A
5.15% 2/20/45 (GNMA) (AMT)	2,000,000	2,010,100
Minnesota State Housing Finance
Agency Revenue (Mortgage-
Backed Securities Program)
4.40% 7/1/32 (GNMA)
(FNMA) (FHLMC)	1,460,000	1,616,804
(Rental Housing)
Series A 5.00% 2/1/35 (AMT)	1,000,000	1,003,620
(Residential Housing)
•Series D 4.75% 7/1/32 (AMT)	880,000	905,485
Series I 5.15% 7/1/38 (AMT)	625,000	642,981
Series L 5.10% 7/1/38 (AMT)	1,330,000	1,420,906
		11,081,944
Lease Revenue Bonds – 14.94%
Andover Economic Development
Authority Public Facilities
Lease Revenue (Andover
Community Center)
5.125% 2/1/24	205,000	212,442
5.20% 2/1/29	410,000	425,141

(continues)       9

Statements of net assets

Delaware Investments® Minnesota Municipal Income Fund II, Inc.

	Principal
	Amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
St. Paul Port Authority Lease Revenue
(Cedar Street Office Building Project)
5.00% 12/1/22	$2,385,000	$2,394,302
5.25% 12/1/27	2,800,000	2,810,640
(Robert Street Office
Building Project)
Series 3-11 5.00% 12/1/27	2,000,000	2,057,900
State of Minnesota General Fund
Revenue Appropriations Series B
4.00% 3/1/26	3,720,000	4,123,620
5.00% 3/1/27	2,160,000	2,574,871
5.00% 3/1/29	3,525,000	4,147,304
University of Minnesota
Special Purpose Revenue
(State Supported Biomed
Science Research)
5.00% 8/1/35	1,040,000	1,192,703
5.00% 8/1/36	4,000,000	4,597,519
Virginia Housing & Redevelopment
Authority Health Care Facility
Lease Revenue
5.25% 10/1/25	680,000	703,705
5.375% 10/1/30	965,000	1,006,080
		26,246,227
Local General Obligation Bonds – 8.45%
City of Willmar (Rice Memorial
Hospital Project)
Series A 4.00% 2/1/32	2,940,000	3,128,130
Dakota County Community
Development Agency
(Senior Housing Facilities)
Series A 5.00% 1/1/23	1,100,000	1,184,623
Hopkins Independent School
District #270 Series A 5.00% 2/1/28	1,000,000	1,172,710
Rocori Independent School District #750
(School Building) Series B
5.00% 2/1/22	1,010,000	1,193,588
5.00% 2/1/24	1,075,000	1,264,523
5.00% 2/1/25	1,115,000	1,307,527
5.00% 2/1/26	1,155,000	1,354,434
Shakopee Independent School
District #720
(School Building-Crossover)
5.00% 2/1/23	1,440,000	1,803,398
Thief River Falls Independent School
District #564 (School Building)
Series A 4.00% 2/1/32	1,160,000	1,252,742
Washington County Housing &
Redevelopment Authority Series B
5.50% 2/1/22 (NATL-RE)	525,000	527,037
5.50% 2/1/32 (NATL-RE)	655,000	657,260
		14,845,972
§Pre-Refunded/Escrowed to Maturity Bonds – 17.94%
Dakota-Washington Counties
Housing & Redevelopment
Authority Revenue
(Bloomington Single Family
Residential Mortgage)
Series B 8.375% 9/1/21
(GNMA) (FHA) (VA) (AMT)	7,055,000	10,162,022
Southern Minnesota Municipal
Power Agency Supply
Revenue Refunding
Series A 5.75% 1/1/18-13	3,350,000	3,585,472
St. Paul Housing & Redevelopment
Authority Sales Tax
(Civic Center Project)
5.55% 11/1/23	2,300,000	2,573,631
5.55% 11/1/23 (NATL-RE) (IBC)	4,200,000	4,699,674
University of Minnesota Hospital &
Clinics 6.75% 12/1/16	2,580,000	3,041,175
University of Minnesota Series A
5.50% 7/1/21	4,000,000	4,992,360
5.75% 7/1/18	2,000,000	2,458,900
		31,513,234
Special Tax Revenue Bonds – 7.69%
Guam Government Business
Privilege Tax Revenue
Series A 5.25% 1/1/36	150,000	167,427
Hennepin County Sales Tax Revenue
(Second Lien-Ballpark Project)
Series B 4.75% 12/15/27	1,905,000	2,146,440
Minneapolis Community Planning &
Economic Development
Department (Limited Tax
Supported Common Bond Fund)
6.25% 12/1/30	1,000,000	1,210,210
Series 1 5.50% 12/1/24 (AMT)	1,000,000	1,069,760
Series 5 5.70% 12/1/27	375,000	377,194
Minnesota Public Safety Radio
5.00% 6/1/23	2,845,000	3,352,149
Puerto Rico Sales Tax
Financing Revenue
^(Capital Appreciation) Series A
5.73% 8/1/44 (NATL-RE)	8,485,000	1,371,515
First Subordinate
Series A 5.75% 8/1/37	1,200,000	1,278,816
Series C
5.00% 8/1/40	985,000	1,019,918
5.25% 8/1/40	485,000	510,555
St. Paul Port Authority (Brownsfields
Redevelopment Tax) Series 2
5.00% 3/1/37	895,000	995,464
		13,499,448

	Principal
	Amount	Value
Municipal Bonds (continued)
State & Territory General Obligation Bonds – 9.16%
Minnesota State Refunding
(State Various Purpose)
Series D 5.00% 8/1/24	$2,700,000	$3,270,753
Minnesota State (State Trunk Highway)
Series B
5.00% 10/1/22	5,500,000	6,875,275
5.00% 10/1/29	3,715,000	4,436,973
Puerto Rico Commonwealth
Public Improvement
Series A 5.75% 7/1/41	1,500,000	1,506,210
		16,089,211
Transportation Revenue Bonds – 3.37%
Minneapolis - St. Paul Metropolitan
Airports Commission Revenue
5.00% 1/1/22	670,000	802,848
Series A 5.00% 1/1/35 (AMBAC)	2,000,000	2,108,260
Series B 5.00% 1/1/26	540,000	632,826
Series B 5.00% 1/1/27	1,190,000	1,384,517
Series B 5.00% 1/1/30	500,000	572,560
St. Paul Port Authority Revenue
(Amherst H Wilder Foundation)
Series 3 5.00% 12/1/36	380,000	424,148
		5,925,159
Water & Sewer Revenue Bonds – 1.61%
Metropolitan Council Wastewater
Revenue Series B 4.00% 9/1/27	1,145,000	1,262,901
St. Paul Sewer Revenue
Series D 5.00% 12/1/21	1,325,000	1,564,758
		2,827,659
Total Municipal Bonds
(cost $232,122,331)		246,431,961

Total Value of Securities – 140.31%
(cost $232,122,331)		246,431,961
†Liquidation Value of Preferred
Stock – (42.70%)		(75,000,000)
Receivables and Other Assets Net of
Liabilities – 2.39%		4,197,259
Net Assets Applicable to 11,504,975
Shares Outstanding; Equivalent to
$15.27 Per Share – 100.00%		$175,629,220

Components of Net Assets at March 31, 2013:
Common stock, $0.01 par value, 200 million shares
authorized to the Fund		$157,931,075
Undistributed net investment income		1,759,475
Accumulated net realized gain on investments		1,629,040
Net unrealized appreciation of investments		14,309,630
Total net assets		$175,629,220

•Variable rate security. The rate shown is the rate as of March 31, 2013. Interest rates reset periodically.
§Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to financial statements.”
^Zero coupon security. The rate shown is the yield at the time of purchase.
†See Note 6 in “Notes to financial statements.”

Summary of Abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
FHA — Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation collateral
FNMA — Federal National Mortgage Association collateral
GNMA — Government National Mortgage Association collateral
IBC — Insured Bond Certificate
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation
VA — Veterans Administration collateral

See accompanying notes, which are an integral part of the financial statements.

(continues)       11

Statements of net assets

Delaware Investments® National Municipal Income Fund
March 31, 2013

	Principal
	Amount	Value
Municipal Bonds – 143.61%
Corporate-Backed Revenue Bonds – 15.82%
Buckeye, Ohio Tobacco Settlement
Financing Authority Asset-Backed
Senior Turbo Series A-2
5.875% 6/1/47	$480,000	$427,642
6.50% 6/1/47	430,000	419,022
Golden State, California Tobacco
Securitization Corporate Settlement
Revenue (Asset-Backed Senior
Notes) Series A-1
5.125% 6/1/47	500,000	439,320
5.75% 6/1/47	1,615,000	1,554,210
Harris County, Texas Industrial
Development Solid Waste
Disposal Revenue (Deer Park
Refining Project) 5.00% 2/1/23	150,000	167,156
Illinois Railsplitter Tobacco Settlement
Authority 6.25% 6/1/24	500,000	555,800
Louisiana Local Government
Environmental Facilities &
Community Development
Authority (Westlake Chemical)
Series A 6.50% 8/1/29	645,000	765,338
Series A-1 6.50% 11/1/35	255,000	300,301
Maryland Economic Development
Port Facilities Revenue (CNX
Marine Terminals) 5.75% 9/1/25	260,000	289,060
M-S-R Energy Authority, California
Gas Series C 7.00% 11/1/34	1,000,000	1,400,420
• Navajo County, Arizona Pollution
Control Revenue
Series D 5.75% 6/1/34	500,000	562,400
New Jersey Economic Development
Authority Special Facilities
Revenue (Continental Airlines
Project) 5.25% 9/15/29 (AMT)	500,000	516,880
New York Liberty Development
Revenue (Goldman Sachs
Headquarters) 5.25% 10/1/35	500,000	586,020
Ohio State Air Quality Development
Authority Revenue (First Energy
Generation) Series A
5.70% 8/1/20	260,000	310,666
Pennsylvania Economic Development
Financing Authority Exempt
Facilities Revenue (Allegheny
Energy Supply) 7.00% 7/15/39	345,000	411,292
Pima County, Arizona Industrial
Development Authority Pollution
Control Revenue (Tucson Electric
Power San Juan) 5.75% 9/1/29	250,000	263,758
Salt Verde Financial, Arizona Gas
Revenue Senior Note
5.00% 12/1/37	400,000	447,496
St. John the Baptist Parish, Louisiana
(Marathon Oil) Series A
5.125% 6/1/37	500,000	530,085
Suffolk County, New York Tobacco
Asset Securitization Series B
5.00% 6/1/32	750,000	792,615
		10,739,481
Education Revenue Bonds – 24.78%
Arizona Board of Regents System
Revenue (University of
Arizona) Series A
5.00% 7/1/33	1,000,000	1,150,549
5.00% 6/1/39	500,000	559,405
Bowling Green, Ohio Student
Housing Revenue (CFP I State
University Project) 6.00% 6/1/45	270,000	299,819
Build New York City, New York
Resource (International Leadership
Charter School)
6.00% 7/1/43	500,000	501,465
California Statewide Communities
Development Authority School
Facility Revenue (Aspire Public
Schools) 6.125% 7/1/46	625,000	661,350
California Statewide Communities
Development Authority Student
Housing Revenue (Irvine, LLC -
UCI East Campus) 6.00% 5/15/23	470,000	530,367
Delaware County, Pennsylvania
Authority (Villanova University)
5.00% 8/1/20	500,000	601,030
Iowa Higher Education Loan Authority
Revenue (Private College Facility)
5.00% 10/1/38	500,000	532,785
Marietta, Georgia Development
Authority Revenue (Life University
Income Project) 7.00% 6/15/39	430,000	462,267
Maryland Health & Higher
Educational Facilities Authority
(Loyola University) Series A
5.00% 10/1/39	650,000	735,300
Maryland State Economic
Development Student Housing
Revenue (University of Maryland
College Park Projects) 5.75% 6/1/33	370,000	402,590
Massachusetts State Health &
Educational Facilities Authority
Revenue (Harvard University)
Series A 5.00% 12/15/29	600,000	711,630
Missouri State Health & Educational
Facilities Authority Revenue
(Washington University)
Series B 5.00% 11/15/30	600,000	713,472
Monroe County, New York Industrial
Development Revenue (Nazareth
College Rochester Project)
5.50% 10/1/41	495,000	546,411

	Principal
	Amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Montgomery County, Pennsylvania
Higher Education & Health
Authority Revenue
(Arcadia University)
5.25% 4/1/30	$550,000	$593,571
New Jersey Economic Development
Authority Revenue
(MSU Student Housing Project)
5.875% 6/1/42	735,000	826,022
New York City, New York Trust for
Cultural Resources (Whitney
Museum of American Art)
5.00% 7/1/31	500,000	555,390
New York State Dormitory
Authority (Columbia University)
5.00% 10/1/41	600,000	691,086
Oregon State Facilities Authority
Revenue (CHF-Ashland)
5.00% 7/1/44 (AGM)	1,000,000	1,094,090
#(Concordia University Project)
Series A 144A 6.125% 9/1/30	135,000	146,583
Pennsylvania State Higher Educational
Facilities Authority Student Housing
Revenue (Edinboro University
Foundation) 5.80% 7/1/30	400,000	451,928
(University Properties - East
Stroudsburg University)
5.25% 7/1/19	510,000	565,794
Phoenix, Arizona Industrial
Development Authority Revenue
(Eagle College Prep Project)
Series A 5.00% 7/1/43	500,000	499,960
(Rowan University) 5.00% 6/1/42	1,000,000	1,075,710
Pima County, Arizona Industrial
Development Authority Revenue
(Edkey Charter Schools Project)
6.00% 7/1/48	500,000	501,420
Private Colleges & Universities
Authority Revenue (Mercer
University Project) Series A
5.00% 10/1/32	135,000	146,428
St. Lawrence County, New York
Industrial Development Agency
(St. Lawrence University Project)
5.00% 7/1/26	270,000	320,911
Troy, New York Capital Resource
Revenue (Rensselaer Polytechnic)
Series A 5.125% 9/1/40	600,000	656,886
Wyoming Community Development
Authority Student Housing
Revenue (CHF-Wyoming LLC)
6.50% 7/1/43	250,000	284,555
		16,818,774
Electric Revenue Bonds – 4.75%
Puerto Rico Electric Power
Authority Revenue
Series A 5.00% 7/1/42	830,000	764,820
Series TT 5.00% 7/1/26	1,165,000	1,153,233
Series WW 5.50% 7/1/38	200,000	199,576
Series XX 5.25% 7/1/40	805,000	772,832
Series ZZ 5.25% 7/1/26	330,000	332,845
		3,223,306
Healthcare Revenue Bonds – 20.02%
Arizona Health Facilities Authority
Revenue (Catholic Healthcare
West) Series D 5.00% 7/1/28	500,000	543,995
Brevard County, Florida Health
Facilities Authority Revenue
(Heath First Project) 7.00% 4/1/39	90,000	109,963
Butler County, Pennsylvania Hospital
Authority Revenue (Butler Health
System Project) 7.125% 7/1/29	300,000	373,311
Hawaii Pacific Health Special Purpose
Revenue Series A 5.50% 7/1/40	300,000	328,581
Illinois Finance Authority Revenue
(Franciscan Communities)
Series A 5.125% 5/15/43	250,000	256,443
(Silver Cross & Medical Centers)
7.00% 8/15/44	450,000	531,864
Koyukuk, Alaska Revenue (Tanana
Chiefs Conference Health Care
Facility Project) 7.75% 10/1/41	300,000	340,191
Louisiana Public Facilities Authority
Revenue (Ochsner Clinic
Foundation Project) 6.50% 5/15/37	105,000	124,785
Lycoming County, Pennsylvania
Authority Health System
Revenue (Susquehanna Health
System Project)
Series A 5.50% 7/1/28	500,000	546,770
Maine Health & Higher Educational
Facilities Authority Revenue
(Maine General Medical Center)
6.75% 7/1/41	300,000	360,672
Maricopa County, Arizona Industrial
Development Authority
Health Facilities Revenue
(Catholic Healthcare West)
Series A 6.00% 7/1/39	500,000	568,325
Maryland Health & Higher Educational
Facilities Authority Revenue (Carroll
Hospital) Series A 5.00% 7/1/37	500,000	549,915
Monroe County, Pennsylvania
Hospital Authority Revenue
(Pocono Medical Center)
Series A 5.00% 1/1/41	500,000	534,130
Montgomery County, Pennsylvania
Industrial Development Authority
Revenue (Mortgage-Whitemarsh
Continuing Care) 6.25% 2/1/35	675,000	685,402

(continues)       13

Statements of net assets

Delaware Investments® National Municipal Income Fund

	Principal
	Amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New Hampshire Health & Education
Facilities Authority Revenue
(Dartmouth-Hitchcock Medical
Center) 6.00% 8/1/38	$300,000	$348,321
New Jersey Health Care Facilities
Financing Authority Revenue
Refunding (St. Peters University
Hospital) 6.25% 7/1/35	300,000	349,461
New Mexico State Hospital
Equipment Loan Council Revenue
(Presbyterian Healthcare)
5.00% 8/1/39	500,000	546,405
New York State Dormitory Authority
Revenue Non State Supported
Debt (Orange Regional Medical
Center) 6.25% 12/1/37	500,000	553,370
Ohio State Hospital Facilities Revenue
Refunding (Cleveland Clinic
Health) Series A 5.50% 1/1/39	300,000	347,019
Orange County, Florida Health
Facilities Authority Revenue
(Mayflower Retirement Center)
5.00% 6/1/32	400,000	423,488
5.00% 6/1/36	250,000	262,733
5.125% 6/1/42	750,000	790,373
Oregon Health & Science University
Series E 4.00% 7/1/29	1,000,000	1,056,639
Philadelphia, Pennsylvania Hospitals &
Higher Education Facilities Authority
Revenue (Temple University Health
System) Series A 5.50% 7/1/30	300,000	320,223
University Medical Center, Tuscon,
Arizona Hospital Revenue
6.50% 7/1/39	500,000	576,785
West Virginia Hospital Finance
Authority (Highland Hospital
Obligation Group) 9.125% 10/1/41	500,000	639,230
Yavapai County, Arizona Industrial
Development Authority Revenue
(Yavapai Regional Medical Center)
Series A 5.25% 8/1/21 (RADIAN)	1,500,000	1,523,999
		13,592,393
Housing Revenue Bonds – 2.44%
California Municipal Finance Authority
Mobile Home Park Revenue
(Caritas Projects) Series A
5.50% 8/15/47	750,000	796,807
6.40% 8/15/45	430,000	474,272
Florida Housing Finance Homeowner
Mortgage Revenue Series 2
5.90% 7/1/29 (NATL-RE) (AMT)	185,000	187,004
Puerto Rico Housing Finance
Authority (Subordinated-Capital
Fund Modernization)
5.50% 12/1/18 (HUD)	175,000	198,321
		1,656,404
Lease Revenue Bonds – 12.35%
California State Public Works Board
Lease Revenue (Various Capital
Projects) Series A 5.00% 4/1/37	1,000,000	1,081,700
Hudson Yards, New York
Infrastructure Revenue
Series A 5.75% 2/15/47	1,100,000	1,289,958
Idaho State Building Authority
Revenue (Health & Welfare Project)
Series A 5.00% 9/1/24	135,000	164,487
(State Police) Series I 5.00% 9/1/23	760,000	926,539
Minnesota State General Revenue
Series B 5.00% 3/1/22	1,000,000	1,252,070
New Jersey Economic Development
Authority (School Facilities
Construction) Series EE
5.00% 9/1/18	100,000	119,424
New York City, New York Industrial
Development Agency (Senior Trips)
Series A 5.00% 7/1/28 (AMT)	250,000	265,195
New York Liberty Development
Revenue (4 World Trade Center)
5.75% 11/15/51	970,000	1,137,238
Pima County, Arizona Industrial
Development Authority Metro
Police Facility Revenue
(Nevada Project) Series A
5.25% 7/1/31	500,000	539,290
5.375% 7/1/39	500,000	543,755
Public Finance Authority, Wisconsin
Airport Facilities Refunding
(AFCO Investors II Portfolio)
5.75% 10/1/31 (AMT)	500,000	496,340
Ventura County, California Public
Financing Authority
Series A 5.00% 11/1/32	500,000	564,340
		8,380,336
Local General Obligation Bonds – 3.33%
Gila County, Arizona Unified School
District #10 (Payson School
Improvement Project of 2006)
Series A 5.25% 7/1/27 (AMBAC)	500,000	565,890
New York City, New York
Series A-1 5.25% 8/15/21	250,000	301,068
Series I-1 5.375% 4/1/36	250,000	294,060
Ramapo Local Development, New York
Revenue Refunding Guaranteed
5.00% 3/15/33	1,000,000	1,101,800
		2,262,818
Special Tax Revenue Bonds – 25.68%
Anne Arundel County, Maryland
Special Obligation Revenue
(National Business Park -
North Project)
6.10% 7/1/40	200,000	217,986

	Principal
	Amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Brooklyn Arena Local Development,
New York Pilot Revenue
(Barclays Center Project)
6.25% 7/15/40	$940,000	$1,126,223
6.50% 7/15/30	300,000	368,151
California State Economic Recovery
Series A 5.25% 7/1/21	260,000	317,595
California Statewide Communities
Development Authority Revenue
(Statewide Inland Regional Center
Project) 5.375% 12/1/37	500,000	528,585
Guam Government Business Privilege
Tax Revenue
Series A 5.00% 1/1/22	775,000	922,831
Series B-1 5.00% 1/1/42	1,000,000	1,089,800
Louisiana Stadium & Exposition
District Refunding Senior
Series A 5.00% 7/1/36	550,000	615,280
Massachusetts Bay Transportation
Authority Senior
Series A 5.25% 7/1/29	200,000	255,024
Miami-Dade County, Florida
Special Obligation (Capital
Appreciation & Income)
Series B 5.00% 10/1/35 (NATL-RE)	1,000,000	1,075,970
Mosaic District, Virginia Community
Development Authority Revenue
Series A 6.875% 3/1/36	520,000	602,290
New Jersey Economic Development
Authority Revenue
5.00% 6/15/28	200,000	223,360
5.00% 6/15/29	800,000	887,456
New Jersey Transportation Trust Fund
Authority Series AA 5.00% 6/15/21	1,000,000	1,203,660
New York City, New York Industrial
Development Agency Civic Facility
Revenue (YMCA of Greater New
York Project) 5.00% 8/1/36	1,000,000	1,040,620
New York City, New York Transitional
Finance Authority Building Aid
Revenue Series S1 5.00% 7/15/21	750,000	925,793
New York State Dormitory Authority
(State Personal Income Tax
Revenue-Education)
Series A 5.00% 3/15/38	570,000	645,690
Peoria, Arizona Municipal
Development Authority Sales Tax &
Excise Shared Revenue (Senior Lien
& Subordinate Lien) 5.00% 1/1/18	1,085,000	1,264,449
Puerto Rico Sales Tax
Financing Revenue
Series C 5.00% 8/1/40	600,000	621,270
First Subordinate
Series A 5.75% 8/1/37	245,000	261,092
Series C 5.00% 8/1/22	530,000	619,406
Series C 6.00% 8/1/39	300,000	324,633
Ω(Convertible Capital Appreciation
Bonds) Series A 6.75% 8/1/32	220,000	227,759
Regional Transportation District,
Colorado Tax Revenue (FasTracks
Project) Series A 5.00% 11/1/26	500,000	602,125
San Mateo, California Special Tax
Community Facilities District
#2008-1 (Bay Meadows)
6.00% 9/1/42	95,000	103,935
Virginia Public Building Authority
Series A 5.00% 8/1/26	1,000,000	1,199,900
^Wyandotte County, Kansas City,
Kansas Unified Government
Special Obligation Revenue
(Capital Appreciation) Sales
Tax Subordinate Lien Series B
6.07% 6/1/21	240,000	159,120
		17,430,003
State & Territory General Obligation Bonds – 6.30%
California State Various Purposes
5.00% 9/1/41	460,000	501,717
5.00% 10/1/41	440,000	480,251
5.25% 11/1/40	320,000	368,666
6.00% 4/1/38	105,000	125,610
New York State Series A 5.00% 2/15/39	300,000	343,773
Oregon State Series K 5.00% 5/1/22	1,275,000	1,613,921
Puerto Rico Commonwealth
(Public Improvement)
Series A 5.75% 7/1/41	500,000	502,070
Series C 6.00% 7/1/39	335,000	341,693
		4,277,701
Transportation Revenue Bonds – 22.55%
Bay Area, California Toll Authority
Revenue (San Francisco Bay Area)
5.00% 4/1/27	750,000	887,978
Central Texas Regional Mobility
Authority Revenue Senior Lien
6.00% 1/1/41	520,000	603,221
Dallas/Fort Worth, Texas International
Airport Series G 5.00% 11/1/33	1,000,000	1,115,090
Harris County, Texas Metropolitan
Transit Authority
Series A 5.00% 11/1/24	500,000	601,365
Indiana Finance Authority Revenue
(Private Activity-Ohio River Bridges)
5.00% 7/1/40 (AMT)	960,000	998,630
Maryland State Economic
Development Revenue
(Transportation Facilities Project)
Series A 5.75% 6/1/35	255,000	289,642
Metropolitan Transportation Authority,
New York
Series A 5.00% 11/15/41	500,000	550,150
Series E 4.00% 11/15/38	1,000,000	1,000,910

(continues)       15

Statements of net assets

Delaware Investments® National Municipal Income Fund

	Principal
	Amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Metropolitan Washington D.C.
Airports Authority Dulles Toll
Road Revenue (First Senior Lien)
Series A 5.25% 10/1/44	$245,000	$270,585
New Jersey State Turnpike Authority
Revenue Series A 5.00% 1/1/27	1,000,000	1,153,160
New York Liberty Development
Revenue (1 World Trade Center
Port Authority Construction)
5.00% 12/15/41	500,000	558,470
North Texas Tollway Authority
Special Projects System
Series A 5.00% 9/1/20	250,000	306,358
Pennsylvania Turnpike Commission
Subordinate (Special Motor
License Foundation)
5.00% 12/1/22	500,000	590,075
Series B 5.00% 12/1/41	500,000	552,715
Port Authority of New York & New
Jersey Special Obligation Revenue
(JFK International Air Terminal)
6.00% 12/1/42	230,000	269,408
6.50% 12/1/28	500,000	551,965
Regional Transportation, Colorado
District Revenue (Denver Transit
Partners) 6.00% 1/15/41	500,000	575,860
St. Louis, Missouri Airport Revenue
(Lambert St. Louis International)
5.00% 7/1/32 (AMT)	1,000,000	1,057,240
Series A-1 6.625% 7/1/34	325,000	383,919
Texas Private Activity Bond Surface
Transportation Senior Lien Revenue
(LBJ Infrastructure)
7.00% 6/30/40	285,000	344,648
7.50% 6/30/33	665,000	834,821
(NTE Mobility Partners)
6.875% 12/31/39	1,000,000	1,189,159
7.50% 12/31/31	500,000	618,175
		15,303,544
Water & Sewer Revenue Bonds – 5.59%
Atlanta, Georgia Water & Wastewater
Revenue Series A 6.25% 11/1/39	800,000	973,384
New York City, New York Municipal
Water Finance Authority (Second
Generation Resolution) Fiscal 2012
Series BB 5.25% 6/15/44	525,000	590,735
Phoenix, Arizona Civic Improvement
Wastewater Systems Revenue
(Junior Lien) Series A 5.00% 7/1/39	900,000	1,018,314
San Francisco, California City &
County Public Utilities
Commission Subordinate
Series F 5.00% 11/1/27	500,000	588,470
Texas State Series C 5.00% 8/1/22	500,000	621,870
		3,792,773

Total Municipal Bonds
(cost $90,628,584)		$97,477,533

Total Value of Securities – 143.61%
(cost $90,628,584)		97,477,533
†Liquidation Value of Preferred Stock – (44.20%)		(30,000,000)
Receivables and Other Assets
Net of Liabilities – 0.59%		398,544
Net Assets Applicable to 4,528,443
Shares Outstanding; Equivalent to
$14.99 Per Share – 100.00%		$67,876,077

Components of Net Assets at March 31, 2013:
Common stock, $0.01 par value, unlimited shares
authorized to the Fund	$60,617,476
Undistributed net investment income	792,940
Accumulated net realized loss on investments	(383,288)
Net unrealized appreciation of investments	6,848,949
Total net assets	$67,876,077

•	Variable rate security. The rate shown is the rate as of March 31, 2013. Interest rates reset periodically.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2013, the aggregate value of Rule 144A securities was $146,583, which represented 0.22% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
†	See Note 6 in “Notes to financial statements.”

Summary of Abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
HUD — Housing & Urban Development Section 8
NATL-RE — Insured by National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

Delaware Investments® Closed-End Municipal Bond Funds
March 31, 2013

	Delaware	Delaware	Delaware
	Investments	Investments	Investments
	Colorado	Minnesota	National
	Municipal	Municipal	Municipal
	Income	Income	Income
	Fund, Inc.	Fund II, Inc.	Fund
Assets:
Investments, at value	$102,632,038	$246,431,961	$97,477,533
Short-term investments, at value	200,000	—	—
Cash	28,648	524,036	71,600
Receivable for securities sold	—	5,055	15,221
Interest income receivable	1,366,817	3,510,614	1,260,801
Offering cost for preferred shareholders	205,883	368,361	283,553
Total assets	104,433,386	250,840,027	99,108,708

Liabilities:
Liquidation value of preferred stock	30,000,000	75,000,000	30,000,000
Payable for securities purchased	—	—	1,141,250
Due to manager and affiliates	18,106	43,252	14,085
Other accrued expenses	33,248	84,069	43,902
Distributions payable	33,394	83,486	33,394
Total liabilities	30,084,748	75,210,807	31,232,631

Total net assets	$74,348,638	$175,629,220	$67,876,077

Investments, at cost	$96,096,590	$232,122,331	$90,628,584
Short-term investments, at cost	200,000	—	—

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Delaware Investments® Closed-End Municipal Bond Funds
Year Ended March 31, 2013

	Delaware	Delaware	Delaware
	Investments	Investments	Investments
	Colorado	Minnesota	National
	Municipal	Municipal	Municipal
	Income	Income	Income
	Fund, Inc.	Fund II, Inc.	Fund
Investment Income:
Interest	$4,627,063	$10,693,539	$4,325,925

Expenses:
Management fees	420,228	1,007,362	389,540
Offering cost	41,896	89,457	57,464
Accounting and administration expenses	40,835	97,888	37,852
Rating agency fees	38,283	35,580	31,624
Dividend disbursing and transfer agent fees and expenses	34,674	70,814	34,868
Legal fees	31,098	37,986	34,618
Audit and tax	18,180	16,780	14,559
Reports and statements to shareholders	17,467	32,205	23,112
Pricing fees	7,313	12,239	14,432
Taxes (Pennsylvania franchise tax)	5,000	12,000	—
Stock exchange fees	4,678	11,232	—
Directors’/Trustees’ fees	3,546	8,082	3,200
Dues and services	1,554	3,970	1,803
Custodian fees	1,345	3,258	1,428
Insurance fees	1,128	3,726	1,217
Registration fees	868	868	868
Consulting fees	799	1,877	676
Directors’/Trustees’ expenses	224	536	199
Total operating expenses	669,116	1,445,860	647,460
Net Investment Income	3,957,947	9,247,679	3,678,465

Net Realized and Unrealized Gain:
Net realized gain on investments	89,037	2,208,718	1,281,216
Net change in unrealized appreciation (depreciation) of investments	1,916,263	1,762,327	2,597,893
Net Realized and Unrealized Gain	2,005,300	3,971,045	3,879,109

Dividends and Distributions to Preferred Shareholders	(411,526)	(1,025,435)	(406,627)
Net Increase in Net Assets Resulting from Operations	$5,551,721	$12,193,289	$7,150,947

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Investments® Closed-End Municipal Bond Funds

	Delaware Investments		Delaware Investments
	Colorado Municipal		Minnesota Municipal
	Income Fund, Inc.		Income Fund II, Inc.

	Year Ended		Year Ended
	3/31/13	3/31/12	3/31/13	3/31/12
Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,957,947	$3,233,923	$9,247,679	$7,747,076
Net realized gain	89,037	976,769	2,208,718	1,701,330
Net change in unrealized appreciation (depreciation)	1,916,263	6,668,604	1,762,327	11,778,378
Dividends and distributions to preferred shareholders	(411,526)	(149,762)	(1,025,435)	(374,404)
Net increase in net assets resulting from operations	5,551,721	10,729,534	12,193,289	20,852,380

Dividends and Distributions to Common Shareholders from:
Net investment income	(3,337,599)	(2,805,518)	(7,938,433)	(6,672,886)
Net realized gain	(478,873)	—	(460,199)	—
	(3,816,472)	(2,805,518)	(8,398,632)	(6,672,886)

Net Increase in Net Assets	1,735,249	7,924,016	3,794,657	14,179,494

Net Assets:
Beginning of year	72,613,389	64,689,373	171,834,563	157,655,069
End of year	$74,348,638	$72,613,389	$175,629,220	$171,834,563

Undistributed net investment income	$800,128	$598,215	$1,759,475	$1,504,205

	Delaware Investments
	National Municipal
	Income Fund

	Year Ended
	3/31/13	3/31/12
Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,678,465	$2,343,640
Net realized gain	1,281,216	909,697
Net change in unrealized appreciation (depreciation)	2,597,893	4,515,112
Dividends and distributions to preferred shareholders	(406,627)	(18,904)
Net increase in net assets resulting from operations	7,150,947	7,749,545

Dividends and Distributions to Common Shareholders from:
Net investment income	(2,762,350)	(2,295,215)
	(2,762,350)	(2,295,215)

Capital Share Transactions:
Net assets from merger to Common Shareholders*	—	40,715,147
Tender offer**	—	(13,240,759)
	—	27,474,388

Net Increase in Net Assets	4,388,597	32,928,718

Net Assets:
Beginning of year	63,487,480	30,558,762
End of year	$67,876,077	$63,487,480

Undistributed net investment income	$792,940	$376,432

*	See Note 7 in “Notes to financial statements.”
**	See Note 6 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Investments® Colorado Municipal Income Fund, Inc.

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year Ended
	3/31/13	3/31/12	3/31/11	3/31/10	3/31/09
Net asset value, beginning of period	$15.010	$13.370	$13.990	$13.220	$14.260

Income (loss) from investment operations:
Net investment income	0.818	0.669	0.601	0.607	0.755
Net realized and unrealized gain (loss)	0.416	1.582	(0.651)	0.733	(0.965)
Dividends and distributions on preferred stock from:
Net investment income	(0.085)	(0.031)	—	—	(0.173)
Total dividends and distributions on preferred stock	(0.085)	(0.031)	—	—	(0.173)
Total from investment operations	1.149	2.220	(0.050)	1.340	(0.383)

Less dividends and distributions to common shareholders from:
Net investment income	(0.690)	(0.580)	(0.570)	(0.570)	(0.657)
Net realized gain	(0.099)	—	—	—	—
Total dividends and distributions	(0.789)	(0.580)	(0.570)	(0.570)	(0.657)

Net asset value, end of period	$15.370	$15.010	$13.370	$13.990	$13.220

Market value, end of period	$14.840	$14.600	$12.450	$13.390	$11.240

Total investment return based on:[1]
Market value	6.92%	22.41%	(3.00% )	24.49%	(21.63% )
Net asset value	7.71%	17.19%	(0.30% )	10.55%	(2.66% )

Ratios and supplemental data:
Net assets applicable to common shares, end of period (000 omitted)	$74,349	$72,613	$64,689	$67,651	$63,952
Ratio of expenses to average net assets applicable to common shares[2]	0.89%	0.73%	0.56%	0.56%	0.91%
Ratio of net investment income to average net assets
applicable to common shares[2]	5.27%	4.68%	4.31%	4.41%	5.55%
Ratio of net investment income to average net assets
applicable to common shares net of dividends to preferred shares[3]	4.72%	4.46%	4.31%	4.41%	4.28%
Portfolio turnover	8%	64%	10%	20%	16%

Leverage analysis:
Value of preferred shares outstanding (000 omitted)[4]	$30,000	$30,000	$—	$—	$—
Net asset coverage per share of preferred shares, end of period[4]	$347,829	$342,045	$—	$—	$—
Liquidation value per share of preferred shares[4,5]	$100,000	$100,000	$—	$—	$—

1 Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.
2 Ratios do not reflect the effect of dividend payments to preferred shareholders, if applicable.
3 Ratio reflects total net investment income less dividends paid to preferred shareholders, if applicable, divided by average net assets applicable to common shareholders.
4 In November 2011, the Fund issued a new series of 300 variable rate preferred shares, with a liquidation preference of $100,000 per share.
5 Excluding any accumulated but unpaid dividends.

See accompanying notes, which are an integral part of the financial statements.

Delaware Investments® Minnesota Municipal Income Fund II, Inc.

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year Ended
	3/31/13	3/31/12	3/31/11	3/31/10	3/31/09
Net asset value, beginning of period	$14.940	$13.700	$14.060	$13.140	$14.190

Income (loss) from investment operations:
Net investment income	0.804	0.673	0.612	0.602	0.776
Net realized and unrealized gain (loss)	0.345	1.180	(0.402)	0.888	(1.013)
Dividends and distributions on preferred stock from:
Net investment income	(0.089)	(0.033)	—	—	(0.175)
Total dividends and distributions on preferred stock	(0.089)	(0.033)	—	—	(0.175)
Total from investment operations	1.060	1.820	0.210	1.490	(0.412)

Less dividends to common shareholders from:
Net investment income	(0.690)	(0.580)	(0.570)	(0.570)	(0.638)
Net realized gain	(0.040)	—	—	—	—
Total dividends	(0.730)	(0.580)	(0.570)	(0.570)	(0.638)

Net asset value, end of period	$15.270	$14.940	$13.700	$14.060	$13.140

Market value, end of period	$15.630	$14.230	$12.600	$12.740	$11.250

Total investment return based on:[1]
Market value	15.18%	17.95%	3.32%	18.58%	(11.91% )
Net asset value	7.18%	13.90%	1.80%	12.04%	(2.48% )

Ratios and supplemental data:
Net assets applicable to common shares, end of period (000 omitted)	$175,629	$171,835	$157,655	$161,723	$151,184
Ratio of expenses to average net assets applicable to common shares[2,4]	0.82%	0.70%	0.56%	0.56%	0.98%
Ratio of net investment income to average net assets
applicable to common shares[2]	5.23%	4.67%	4.35%	4.36%	5.74%
Ratio of net investment income to average net assets
applicable to common shares net of dividends to preferred shares[3]	4.65%	4.44%	4.35%	4.36%	4.45%
Portfolio turnover	24%	44%	9%	19%	15%

Leverage analysis:
Value of preferred shares outstanding (000 omitted)[5]	$75,000	$75,000	$—	$—	$—
Net asset coverage per share of preferred shares, end of period[5]	$334,172	$329,113	$—	$—	$—
Liquidation value per share of preferred shares[5,6]	$100,000	$100,000	$—	$—	$—

1 Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.
2 Ratios do not reflect the effect of dividend payments to preferred shareholders, if applicable.
3 Ratio reflects total net investment income less dividends paid to preferred shareholders, if applicable, divided by average net assets applicable to common shareholders.
4 The ratio of expenses to average net assets applicable to common shares includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs for the year ended March 31, 2009. See Notes 1 and 8 in “Notes of financial statements.”
5 In November 2011, the Fund issued a new series of 750 variable rate preferred shares, with a liquidation preference of $100,000 per share.
6 Excluding any accumulated but unpaid dividends.

See accompanying notes, which are an integral part of the financial statements.

(continues)       21

Financial highlights

Delaware Investments® National Municipal Income Fund

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year Ended
	3/31/13	3/31/12	3/31/11	3/31/10	3/31/09
Net asset value, beginning of period	$14.020	$12.620	$13.070	$11.960	$13.360

Income (loss) from investment operations:
Net investment income	0.812	0.535	0.610	0.571	0.704
Net realized and unrealized gain (loss)	0.858	1.409	(0.532)	1.049	(1.367)
Dividends and distributions on preferred stock from:
Net investment income	(0.090)	(0.004)	—	—	(0.172)
Total dividends and distributions on preferred stock	(0.090)	(0.004)	—	—	(0.172)
Total from investment operations	1.580	1.940	0.078	1.620	(0.835)

Less dividends and distributions to common shareholders from:
Net investment income	(0.610)	(0.540)	(0.528)	(0.510)	(0.565)
Net realized gain	—	—	—	—	—
Total dividends and distributions	(0.610)	(0.540)	(0.528)	(0.510)	(0.565)

Net asset value, end of period	$14.990	$14.020	$12.620	$13.070	$11.960

Market value, end of period	$14.480	$13.240	$12.200	$12.140	$10.850

Total investment return based on:[1]
Market value	14.12%	13.19%	4.78%	16.69%	(4.31% )
Net asset value	11.56%	15.87%	0.67%	13.97%	(5.65% )

Ratios and supplemental data:
Net assets applicable to common shares, end of period (000 omitted)	$67,876	$63,487	$30,559	$31,650	$28,967
Ratio of expenses to average net assets applicable to common shares[2]	0.96%	0.99%	0.65%	0.63%	1.06%
Ratio of net investment income to average net assets
applicable to common shares[2]	5.46%	3.99%	4.64%	4.48%	5.63%
Ratio of net investment income to average net assets
applicable to common shares net of dividends to preferred shares[3]	4.86%	3.96%	4.64%	4.48%	4.25%
Portfolio turnover	42%	101%	50%	69%	36%

Leverage analysis:
Value of preferred shares outstanding (000 omitted)[4]	$30,000	$30,000	$—	$—	$—
Net asset coverage per share of preferred shares, end of period[4]	$326,254	$311,625	$—	$—	$—
Liquidation value per share of preferred shares[4,5]	$100,000	$100,000	$—	$—	$—

[1] Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.
[2] Ratios do not reflect the effect of dividend payments to preferred shareholders, if applicable.
[3] Ratio reflects total net investment income less dividends paid to preferred shareholders, if applicable, divided by average net assets applicable to common shareholders.
[4] In March 2012, the Fund issued a new series of 300 variable rate preferred shares, with a liquidation preference of $100,000 per share.
[5] Excluding any accumulated but unpaid dividends.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements

Delaware Investments® Closed-End Municipal Bond Funds
March 31, 2013

Delaware Investments Colorado Municipal Income Fund, Inc. (Colorado Municipal Fund) and Delaware Investments Minnesota Municipal Income Fund II, Inc. (Minnesota Municipal Fund II) are organized as Minnesota corporations and Delaware Investments National Municipal Income Fund (National Municipal Fund) is organized as a Massachusetts business trust (each referred to as a Fund and collectively as the Funds). Colorado Municipal Fund, Minnesota Municipal Fund II and National Municipal Fund are considered diversified closed-end management investment companies under the Investment Company Act of 1940, as amended. The Funds’ shares trade on the New York Stock Exchange MKT, the successor to the American Stock Exchange.

The investment objective of each of the Colorado Municipal Fund and Minnesota Municipal Fund II is to provide current income exempt from federal income tax and from state personal income tax, if any, consistent with the preservation of capital. The investment objective of the National Municipal Fund is to provide current income exempt from federal income tax, consistent with the preservation of capital. Each of Colorado Municipal Fund and Minnesota Municipal Fund II seek to achieve its investment objective by investing substantially all of its net assets in investment grade, tax-exempt municipal obligations of its respective state at the time of investment. The National Municipal Fund seeks to achieve its investment objective by investing at least 80% of its net assets in securities the income from which is exempt from federal income tax.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Directors/Trustees (each a Board, and collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken for all open federal income tax years (March 31, 2010–March 31, 2013), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Interest and Related Expenses — Interest and related expenses include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees from the Funds’ participation in inverse floater programs where a Fund has transferred its own bonds to a trust that issues floating rate securities with an aggregate principal amount equal to the principal of the transferred bonds. In conveyance of the bond, the Funds receive the inverse floating rate securities and cash from the trust. As a result of certain rights retained by the Funds, the transfer of the bond is not considered a sale, but rather a form of financing for accounting purposes whereby the cash received is recorded as a liability and interest expense is recorded based on the interest rate of the floating rate securities. Remarketing fees, liquidity fees, and trustees’ expenses are recorded on the accrual basis. There were no interest and related expenses for the year ended March 31, 2013.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Each Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually. Each Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended March 31, 2013.

(continues)       23

Notes to financial statements

Delaware Investments® Closed-End Municipal Bond Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee of 0.40% which is calculated daily based on the adjusted average daily net assets of each Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended March 31, 2013, the Funds were charged as follows:

Colorado	Minnesota	National
Municipal	Municipal	Municipal
Fund	Fund II	Fund
$5,114	$12,259	$4,740

At March 31, 2013, each Fund had liabilities payable to affiliates as follows:

	Colorado	Minnesota	National
	Municipal	Municipal	Municipal
	Fund	Fund II	Fund
Investment management fees payable to DMC	$35,563	$85,213	$33,291
Accounting administration and other expenses	431	1,031	403
payable to DSC
Other expenses payable to DMC and affiliates*	1,106	2,262	879

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, legal and tax services, registration fees and directors/trustees’ fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to each Fund by DMC and/or its affiliates’ employees. For the year ended March 31, 2013, each Fund was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

Colorado	Minnesota	National
Municipal	Municipal	Municipal
Fund	Fund II	Fund
$20,507	$22,518	$16,399

Directors’/Trustees’ fees include expenses accrued by the Funds for each Director’s/Trustee’s retainer and meeting fees. Certain officers of DMC and DSC are officers and/or Directors/Trustees of the Trust. These officers and Directors/Trustees are paid no compensation by the Funds.

3. Investments

For the year ended March 31, 2013, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	Colorado	Minnesota	National
	Municipal	Municipal	Municipal
	Fund	Fund II	Fund
Purchases	$8,066,552	$59,619,912	$57,084,937
Sales	7,836,556	61,059,486	39,709,982

At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

	Colorado	Minnesota	National
	Municipal	Municipal	Municipal
	Fund	Fund II	Fund
Cost of investments	$96,282,229	$231,990,607	$90,603,984
Aggregate unrealized appreciation	$6,857,406	$15,052,517	$7,287,651
Aggregate unrealized depreciation	(307,597)	(611,163)	(414,102)
Net unrealized appreciation	$6,549,809	$14,441,354	$6,873,549

U.S. GAAP defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of March 31, 2013:

Colorado Municipal Fund
Level 2
Municipal Bonds	$102,632,038
Short-Term Investments	200,000
Total	$102,832,038

Minnesota Municipal Fund II
Level 2
Municipal Bonds	$246,431,961

National Municipal Fund
Level 2
Municipal Bonds	$97,477,533

During the year ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Funds. The Funds’ policy is to recognize transfers between levels at the beginning of the reporting period.

(continues)       25

Notes to financial statements

Delaware Investments® Closed-End Municipal Bond Funds

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended March 31, 2013 and 2012 was as follows:

	Colorado	Minnesota	National
	Municipal	Municipal	Municipal
	Fund	Fund II	Fund
Year Ended 3/31/13
Ordinary income	$11,156	$345,149	$4,581
Tax-exempt income	3,337,599	7,938,433	2,757,769
Long-term capital gain	467,717	115,050	—
Total	$3,816,472	$8,398,632	$2,762,350

Year Ended 3/31/12
Ordinary income	$959	$533	$8,868
Tax-exempt income	2,804,559	6,672,353	2,286,347
Total	$2,805,518	$6,672,886	$2,295,215

5. Components of Net Assets on a Tax Basis

As of March 31, 2013, the components of net assets on a tax basis were as follows:

	Colorado	Minnesota	National
	Municipal	Municipal	Municipal
	Fund	Fund II	Fund
Shares of beneficial interest	$66,918,121	$157,931,075	$60,617,476
Undistributed tax-exempt income	833,522	1,833,037	826,334
Undistributed ordinary income	10,968	559,635	—
Undistributed long-term capital gains	69,612	947,605	—
Distributions payable	(33,394)	(83,486)	(33,394)
Capital loss carryforwards	—	—	(407,888)
Unrealized appreciation	6,549,809	14,441,354	6,873,549
Net assets	$74,348,638	$175,629,220	$67,876,077

The differences between book basis and tax basis components of net assets are primarily attributable to tax treatment of market discount on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount on debt instruments. Results of operations and net assets were not affected by these reclassifications. For the year ended March 31, 2013, the Funds recorded the following reclassifications.

	Colorado	Minnesota	National
	Municipal	Municipal	Municipal
	Fund	Fund II	Fund
Undistributed net investment income	$(6,909)	$(28,541)	$(92,980)
Accumulated net realized gain (loss)	6,909	28,541	92,980

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At March 31, 2013, the Funds utilized capital loss carryforwards as follows:

Colorado	Minnesota	National
Municipal	Municipal	Municipal
Fund	Fund	Fund
$—	$257,166	$1,339,948

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at March 31, 2013 will expire as follows:

	Colorado	Minnesota	National
	Municipal	Municipal	Municipal
Year of Expiration	Fund	Fund II	Fund
2018	$—	$—	$407,888

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

6. Capital Stock

Pursuant to their articles of incorporation, Colorado Municipal Fund and Minnesota Municipal Fund II each have 200 million shares of $0.01 par value common shares authorized. National Municipal Fund has been authorized to issue an unlimited amount of $0.01 par value common shares. The Funds did not repurchase any shares under the Share Repurchase Program during the year ended March 31, 2013. Shares issuable under the Funds’ dividend reinvestment plan are purchased by the Funds’ transfer agent, Computershare Shareowner Services LLC (Computershare), in the open market.

On February 18, 2011, the National Municipal Fund’s Board approved a tender offer for shares of the Arizona Municipal Fund’s common stock. The tender offer authorized the National Municipal Fund to purchase for cash up to 18% of the then-outstanding shares of the Arizona Municipal Fund’s common stock after the reorganization (Common Stock) at a per share price equal to 99% of the net asset value per share of the Common Stock at the expiration of the tender offer.

In connection with the tender offer, the National Municipal Fund purchased 994,051 shares of capital stock at a total cost of approximately $13,240,759. The tender offer was oversubscribed and all tenders of shares were subject to pro-ration (at a ratio of approximately 0.58504231) in accordance with the terms of its tender offer.

On November 15, 2011, Delaware Investments Colorado Municipal Income Fund, Inc. (Colorado Municipal Fund) and Delaware Investments Minnesota Municipal Income Fund II, Inc. (Minnesota Municipal Fund II), issued $30,000,000 and $75,000,000, respectively, of Series 2016 Variable Rate MuniFund Term Preferred (VMTP) Shares, with $100,000 liquidation value per share in a privately negotiated offering. On March 15, 2012, Delaware Investments National Municipal Income Fund (National Municipal Fund) issued $30,000,000 Series 2017 VMTP Shares, with $100,000 liquidation value per share in a privately negotiated offering. Proceeds from the issuance of VMTP Shares, net of offering expenses, were invested in accordance with each fund’s investment objective. The VMTP Shares were offered to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

Colorado Municipal Fund and Minnesota Municipal Fund II are obligated to redeem their respective VMTP Shares on December 1, 2016, unless earlier redeemed or repurchased by the Fund. National Municipal Fund is obligated to redeem its VMTP Shares on April 1, 2017, unless earlier redeemed or repurchased by the Fund. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The VMTP Shares may be redeemed at the option of a Fund, subject to payment of a premium until December 1, 2013 (with respect to Minnesota Municipal Fund II and Colorado Municipal Fund) and April 1, 2014 (with respect to National Municipal Fund), and at par thereafter. A Fund may be obligated to redeem certain of the VMTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. Dividends on the VMTP Shares are set weekly, subject to adjustments in certain circumstances. The weight average dividend rates for the year ended March 31, 2013 were as follows:

Colorado	Minnesota	National
Municipal	Municipal	Municipal
Fund	Fund II	Fund
1.4%	1.4%	1.4%

The Funds use leverage because their managers believe that, over time, leveraging may provide opportunities for additional income and total return for common shareholders. However, the use of leverage also can expose common shareholders to additional volatility. For example, as the prices of securities held by a Fund decline, the negative impact of these valuation changes on common share net asset value and common shareholder total return is magnified by the use of leverage; accordingly, the use of structural leverage may hurt a Fund’s overall performance.

Leverage may also cause the Funds to incur certain costs. In the event that a Fund is unable to meet certain criteria (including, but not limited to, maintaining certain ratings with Fitch Ratings and Moody’s Investor Service, funding dividend payments or funding redemptions), that Fund will pay additional fees with respect to the leverage.

(continues)       27

Notes to financial statements

Delaware Investments® Closed-End Municipal Bond Funds

7. Fund Merger

On June 20, 2011, the National Municipal Fund acquired all of the assets of the Delaware Investments Arizona Municipal Fund, Inc. (Acquired Fund), a closed-end investment company, in exchange for the shares of the National Municipal Fund (Acquiring Fund) pursuant to a Plan and Agreement of Reorganization (Reorganization). The shareholders of the Acquired Fund received shares of the Acquiring Fund equal to the aggregate net asset value of their share in the Acquired Fund prior to the Reorganization, as shown in the following table:

	Acquiring	Acquired
	Fund	Fund
	Shares	Shares	Value
Common Stock	2,422,200	3,100,925	$40,715,147

The Reorganization was treated as a non-taxable event and, accordingly, the Acquired Fund’s basis in securities acquired reflected historical cost basis as of the date of transfer. The net assets and net unrealized appreciation of the Acquired Fund as of the close of business on June 17, 2011, were as follows:

Net assets	$40,715,147
Net unrealized appreciation	65,229

The net assets of the Acquiring Fund before the acquisition were $31,792,649. The net assets of the Acquiring Fund immediately following the acquisition were $72,507,796.

Assuming that the acquisition had been completed on April 1, 2011, the beginning of the Acquiring Fund’s reporting period, the Acquiring Fund’s pro forma results of operations for the year ended March 31, 2012, are as follows:

Net investment income	$2,611,659
Net realized gain on investments	909,699
Change in unrealized appreciation	5,974,605
Net increase in net assets resulting from operations	9,477,059

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the National Municipal Fund’s statement of operations since June 20, 2011.

8. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Inverse Floaters — Each Fund may participate in inverse floater programs where a Fund transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities (inverse floaters) with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Funds are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Funds typically use inverse floaters to adjust the duration of their portfolio. Duration measures a portfolio’s sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that a Fund transferred to the trust, the Fund seeks to adjust its portfolio’s sensitivity to changes in interest rates. The Funds may also invest in inverse floaters to add additional income to the Funds or to adjust the Funds’ exposure to a specific segment of the yield curve. At March 31, 2013, and during the year then ended, the Funds held no investments in inverse floaters.

9. Credit and Market Risk

The Funds concentrate their investments in securities issued by municipalities. Because each of the Colorado Municipal Income Fund and the Minnesota Municipal Income Fund invest substantially all of its net assets in municipal obligations of its respective state at the time of investment, events in that state may have a significant impact on the performance and investments of the Colorado Municipal Income Fund and the Minnesota Municipal Income Fund. These events may include economic or political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, changes in the credit ratings assigned to the state’s municipal issuers, the effects of natural or human-made disasters, or other economic, legislative or political or social issues. Any downgrade to the credit rating of the securities issued by the U.S. government may result in a downgrade of securities issued by the states or U.S. territories. The National Municipal Fund will be subject to these risks as well but to a lesser extent because it invests at least 80% of its net assets in securities, the income from which is exempt from federal income tax and is not limited to investing substantially all of its assets in municipal obligations of a single state.

Each Fund may invest a percentage of assets in obligations of governments of U.S. territories, commonwealths and possessions such as Puerto Rico, the Virgin Islands or Guam. To the extent a Fund invests in such obligations, that Fund may be adversely affected by local political and economic conditions and developments within these U.S. territories, commonwealths and possessions. Currently Puerto Rico is experiencing financial difficulties, causing ratings organizations to downgrade Puerto Rican general obligation bonds as well as a number of other bonds issued in Puerto Rico, which negatively affects the market values and marketability of many or all Puerto Rican municipal obligations. The Funds hold some of these securities, which may negatively impact the Funds’ performance. If the economic situation in Puerto Rico changes, the volatility, credit quality and performance of the Funds could be affected to the extent a Fund holds Puerto Rican securities.

Many municipalities insure repayment for their obligations. Although bond insurance may reduce the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At March 31, 2013, the percentages of each Fund’s net assets insured by insurers are listed below and these securities have been identified in the statements of net assets.

Colorado Municipal Fund	36%
Minnesota Municipal Fund II	8%
National Municipal Fund	7%

The Funds invest a portion of their assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s (S&P) and/or Ba or lower by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Funds may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Certain obligations held by the Fund may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. As of March 31, 2013, no securities have been determined to be illiquid under the Funds’ Liquidity Procedures. Rule 144A securities have been identified on the statements of net assets.

10. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

Notes to financial statements

Delaware Investments® Closed-End Municipal Bond Funds

11. National Municipal Income Fund — Investments in Municipal Securities Issued by Certain States

From time to time and consistent with its investment policies, the National Municipal Income Fund may invest a considerable portion of its assets in certain municipalities. As of the date of this report, the National Municipal Income Fund has invested 11.70% and 18.02% (each as a percentage of fixed income investments), respectively, in securities issued by the State of California and the State of New York, respectively. These investments could make the National Municipal Income Fund more sensitive to economic conditions in those states.

On May 23, 2011, shareholders of the National Municipal Fund and shareholders of the Delaware Investments Arizona Municipal Income Fund, Inc. (Arizona Muni Fund) approved the acquisition of substantially all of the assets of Arizona Muni Fund in exchange for newly issued common shares of the National Municipal Fund, which was structured as a tax-free transaction. This acquisition was completed after the close of business on June 17, 2011. As of March 31, 2013, municipal bonds issued by the State of Arizona constitute approximately 13% of the National Municipal Income Fund’s portfolio. These investments could make the National Municipal Fund more sensitive to economic conditions in Arizona than other more geographically diversified national municipal income funds.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to March 31, 2013 that would require recognition or disclosure in the Funds’ financial statements.

Report of independent
registered public accounting firm

To the Board of Directors/Trustees and the Shareholders of
Delaware Investments Colorado Municipal Income Fund, Inc.,
Delaware Investments Minnesota Municipal Income Fund II, Inc. and
Delaware Investments National Municipal Income Fund:

In our opinion, the accompanying statements of net assets, statements of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Investments Colorado Municipal Income Fund, Inc., Delaware Investments Minnesota Municipal Income Fund II, Inc. and Delaware Investments National Municipal Income Fund (hereafter referred to as the “Funds”) at March 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2013 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for each of the two years in the period ended March 31, 2010 were audited by other independent accountants whose report dated May 19, 2010 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
May 21, 2013

(continues)       31

Other Fund information
(Unaudited)

Delaware Investments® Closed-End Municipal Bond Funds

Tax Information (Unaudited)

The information set forth below is for each Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring designation, it is the intention of each Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended March 31, 2013, each Fund designates distributions paid during the year as follows:

	(A)	(B)	(C)
	Ordinary	Tax-Exempt	Long-Term
	Income	Income	Capital Gain	Total
	Distributions	Distributions	Distributions	Distributions
	(Tax Basis)	(Tax Basis)	(Tax Basis)	(Tax Basis)
Colorado Municipal Fund	0.27%	88.67%	11.06%	100.00%
Minnesota Municipal Fund II	3.66%	95.12%	1.22%	100.00%
National Municipal Fund	0.14%	99.86%	—	100.00%

(A) (B) and (C) are based on a percentage of each Fund’s total distributions.

Fund management

Joseph R. Baxter
Senior Vice President, Head of Municipal Bond
Department, Senior Portfolio Manager

Joseph R. Baxter is the head of the municipal bond department and is responsible for setting the department’s investment strategy. He is also a co-portfolio manager of the firm’s municipal bond funds and several client accounts. Before joining Delaware Investments in 1999 as head municipal bond trader, he held investment positions with First Union, most recently as a municipal portfolio manager with the Evergreen Funds. Baxter received a bachelor’s degree in finance and marketing from La Salle University.

Stephen J. Czepiel
Senior Vice President, Senior Portfolio Manager

Stephen J. Czepiel is a member of the firm’s municipal fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. He is a co-portfolio manager of the firm’s municipal bond funds and client accounts. He joined Delaware Investments in July 2004 as a senior bond trader. Previously, he was vice president at both Mesirow Financial and Loop Capital Markets. He began his career in the securities industry in 1982 as a municipal bond trader at Kidder Peabody and now has more than 20 years of experience in the municipal securities industry. Czepiel earned his bachelor’s degree in finance and economics from Duquesne University.

Denise A. Franchetti, CFA
Vice President, Portfolio Manager, Senior Research Analyst

Denise A. Franchetti is a senior research analyst for the municipal bond department. Currently, she is responsible for following the airport, education, hotel, cogeneration, and cargo sectors for the group. In 2003, she was also named as portfolio manager on the tax-exempt closed-end funds in addition to her research duties. Prior to joining Delaware Investments in 1997 as a municipal bond analyst, she was a fixed income trader at Provident Mutual Life Insurance and an investment analyst at General Accident Insurance. Franchetti received her bachelor’s degree and an MBA from La Salle University. She is a member of the Financial Analysts of Philadelphia.

Gregory A. Gizzi
Senior Vice President, Senior Portfolio Manager

Gregory A. Gizzi is a member of the firm’s municipal fixed income portfolio management team. He is also a co-portfolio manager of the firm’s municipal bond funds and several client accounts. Before joining Delaware Investments in January 2008 as head of municipal bond trading, he spent six years as a vice president at Lehman Brothers for the firm’s tax-exempt institutional sales effort. Prior to that, he spent two years trading corporate bonds for UBS before joining Lehman Brothers in a sales capacity. Gizzi has more than 20 years of trading experience in the municipal securities industry, beginning at Kidder Peabody in 1984, where he started as a municipal bond trader and worked his way up to institutional block trading desk manager. He later worked in the same capacity at Dillon Read. Gizzi earned his bachelor’s degree in economics from Harvard University.

(continues)       33

Board of trustees/directors
and officers addendum

Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of
				Portfolios in Fund	Other
Name,				Complex Overseen	Directorships
Address,	Position(s)	Length of	Principal Occupation(s)	by Trustee	Held by
and Birth Date	Held with Fund(s)	Time Served	During Past 5 Years	or Officer	Trustee or Officer
Interested Trustee
Patrick P. Coyne[1]	Chairman,	Chairman and Trustee	Patrick P. Coyne has served in	70	Director and Audit
2005 Market Street	President,	since August 16, 2006	various executive capacities		Committee Member
Philadelphia, PA	Chief Executive		at different times at		Kaydon Corp.
19103	Officer, and		Delaware Investments.[2]
Trustee
April 1963		President and			Board of Governors
		Chief Executive Officer			Member
		since August 1, 2006			Investment Company
Institute (ICI)

Independent Trustees
Thomas L. Bennett	Trustee	Since	Private Investor	70	Director
2005 Market Street		March 2005	(March 2004–Present)		Bryn Mawr
Philadelphia, PA					Bank Corp. (BMTC)
19103					(2007–2011)

October 1947

Joseph W. Chow	Trustee	Since	Executive Vice President	70	Director and Audit Committee
2005 Market Street		January 2013	(Emerging Economies		Member — Hercules
Philadelphia, PA			Strategies, Risk and		Technology Growth
19103			Corporate Administration)		Capital, Inc.
State Street Corporation
January 1953			(July 2004–March 2011)

John A. Fry	Trustee	Since	President	70	Board of
2005 Market Street		January 2001	Drexel University		Governors Member —
Philadelphia, PA			(August 2010–Present)		NASDAQ OMX
19103					PHLX LLC
President
May 1960			Franklin & Marshall College		Director and Audit
			(July 2002–July 2010)		Committee Member
Community Health
Systems
Director — Ecore
International
(2009–2010)

Anthony D. Knerr	Trustee	Since	Managing Director	70	None
2005 Market Street		April 1990	Anthony Knerr & Associates
Philadelphia, PA			(Strategic Consulting)
19103			(1990–Present)

December 1938

Number of
				Portfolios in Fund	Other
Name,				Complex Overseen	Directorships
Address,	Position(s)	Length of	Principal Occupation(s)	by Trustee	Held by
and Birth Date	Held with Fund(s)	Time Served	During Past 5 Years	or Officer	Trustee or Officer
Independent Trustees (continued)
Lucinda S. Landreth	Trustee	Since	Private Investor	70	None
2005 Market Street		March 2005	(2004–Present)
Philadelphia, PA
19103

June 1947

Frances A. Sevilla-Sacasa	Trustee	Since	Chief Executive Officer —	70	Trust Manager and
2005 Market Street		September 2011	Banco Itaú Europa		Audit Committee
Philadelphia, PA			International		Member — Camden
19103			(April 2012–Present)		Property Trust

January 1956			Executive Advisor to Dean
(August 2011–March 2012) and
Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration
President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)

Thomas K. Whitford	Trustee	Since	Vice Chairman	70	None
2005 Market Street		January 2013	(2010–April 2013)
Philadelphia, PA			Chief Administrative
19103			Officer (2008–2010)
and Executive Vice
March 1956			President and Chief
Administrative Officer
(2007–2009) —
PNC Financial
Services Group

Janet L. Yeomans	Trustee	Since	Vice President and Treasurer	70	Director, Audit
2005 Market Street		April 1999	(January 2006–July 2012)		Committee Member and
Philadelphia, PA			Vice President — Mergers &		Investment Committee
19103			Acquisitions		Member
			(January 2003–January 2006),		Okabena Company
July 1948			and Vice President
			and Treasurer		Chair — 3M Investment
			(July 1995–January 2003)		Management Company
			3M Corporation		(2005–2012)

J. Richard Zecher	Trustee	Since	Founder	70	Director and
2005 Market Street		March 2005	Investor Analytics		Compensation
Philadelphia, PA			(Risk Management)		Committee Member
19103			(May 1999–Present)		Investor Analytics

July 1940			Founder		Director — P/E Investments
P/E Investments
(Hedge Fund)
(September 1996–Present)

(continues)       35

Number of
				Portfolios in Fund	Other
Name,				Complex Overseen	Directorships
Address,	Position(s)	Length of	Principal Occupation(s)	by Trustee	Held by
and Birth Date	Held with Fund(s)	Time Served	During Past 5 Years	or Officer	Trustee or Officer
Officers
David F. Connor	Vice President,	Vice President since	David F. Connor has served as	70	None[3]
2005 Market Street	Deputy General	September 2000	Vice President and Deputy
Philadelphia, PA	Counsel, and Secretary	and Secretary	General Counsel of
19103		since	Delaware Investments
		October 2005	since 2000.
December 1963

Daniel V. Geatens	Vice President	Treasurer	Daniel V. Geatens has served	70	None[3]
2005 Market Street	and Treasurer	since	in various capacities at
Philadelphia, PA		October 2007	different times at
19103			Delaware Investments.

October 1972

David P. O’Connor	Executive Vice	Executive	David P. O’Connor has served in	70	None[3]
2005 Market Street	President,	Vice President	various executive and legal
Philadelphia, PA	General Counsel	since February 2012;	capacities at different times
19103	and Chief	Senior Vice President	at Delaware Investments.
	Legal Officer	October 2005–
February 1966		February 2012;
General Counsel and
Chief Legal Officer
since
October 2005

Richard Salus	Senior	Chief Financial	Richard Salus has served in	70	None[3]
2005 Market Street	Vice President	Officer since	various executive capacities
Philadelphia, PA	and	November 2006	at different times at
19103	Chief Financial		Delaware Investments.
Officer
October 1963

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.
3 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

About the organization

This annual report is for the information of Delaware Investments Closed-End Municipal Bond Funds shareholders. Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Funds may, from time to time, purchase shares of their common stock on the open market at market prices.

Board of directors/trustees

Patrick P. Coyne
Chairman, President,
and Chief Executive Officer
Delaware Investments® Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

Joseph W. Chow
Former Executive Vice President
State Street Corporation
Brookline, MA

John A. Fry
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Frances A. Sevilla-Sacasa
Chief Executive Officer
Banco Itaú Europa International
Miami, FL

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services Group
Pittsburgh, PA

Janet L. Yeomans
Former Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Your reinvestment options
Each of the Funds offers an automatic dividend reinvestment program. If you would like to reinvest dividends, and shares are registered in your name, contact Computershare Shareowner Services LLC at 866 437-0252. You will be asked to put your request in writing. If you have shares registered in “street” name, contact the broker/dealer holding the shares or your financial advisor.

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Executive Vice President, General
Counsel and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 866 437-0252; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on the Funds’ website at delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Investment manager
Delaware Management Company,
a series of Delaware Management
Business Trust
Philadelphia, PA

Principal office of the Funds
2005 Market Street
Philadelphia, PA 19103-7057

Independent registered public
accounting firm
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103

Registrar and stock transfer agent
Computershare Shareowner Services LLC
480 Washington Blvd.
Jersey City, NJ 07310
866 437-0252

For securities dealers
and financial institutions
representatives
800 362-7500

Website
delawareinvestments.com

Delaware Investments is the marketing
name of Delaware Management Holdings,
Inc. and its subsidiaries.

Number of recordholders as of
March 31, 2013

Colorado Municipal
Income Fund	84
Minnesota Municipal Income
Fund II	442
National Municipal Income Fund	106

Item 2. Code of Ethics

     The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Investments Internet Web site at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

     The registrant’s Board of Trustees/Directors has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

     a. An understanding of generally accepted accounting principles and financial statements;

     b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

     c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

     d. An understanding of internal controls and procedures for financial reporting; and

     e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

     a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

     b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

     c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

     d. Other relevant experience.

     The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

     The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

Thomas L. Bennett1
John A. Fry
Frances A. Sevilla-Sacasa
Janet L. Yeomans

Item 4. Principal Accountant Fees and Services

     (a) Audit fees.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $16,190 for the fiscal year ended March 31, 2013.

_______________________
1The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on “other relevant experience.” The Board of Trustees/Directors has determined that Mr. Bennett qualifies as an audit committee financial expert by virtue of: his education and Chartered Financial Analyst designation; his experience as a credit analyst, portfolio manager and the manager of other credit analysts and portfolio managers; and his prior service on the audit committees of public companies.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $10,534 for the fiscal year ended March 31, 2012.

     (b) Audit-related fees.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended March 31, 2013.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $565,000 for the registrant’s fiscal year ended March 31, 2013. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures; reporting up and subsidiary statutory audits.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended March 31, 2012.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $416,500 for the registrant’s fiscal year ended March 31, 2012. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: Year end audit procedures. Reporting up and subsidiary statutory audits.

     (c) Tax fees.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $2,090 for the fiscal year ended March 31, 2013. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2013.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $2,050 for the fiscal year ended March 31, 2012. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2012.

     (d) All other fees.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended March 31, 2013.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2013.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended March 31, 2012.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $25,000 for the registrant’s fiscal year ended March 31, 2012. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These other services were as follows: attest examination of management's assertion to the controls in place at the transfer agent to be in compliance with Rule 17ad-13(a)(3) of the Securities Exchange Act of 1934.

     (e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments® Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $40,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

     Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

     The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $10,584,953 and $10,901,705 for the registrant’s fiscal years ended March 31, 2013 and March 31, 2012, respectively.

     (h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

     The registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The members of the registrant’s Audit Committee are Thomas L. Bennett, Joseph W. Chow, John A. Fry, Frances A. Sevilla-Sacasa and Janet L. Yeomans.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     The registrant has formally delegated to its investment adviser(s) (the “Adviser”) the responsibility for making all proxy voting decisions in relation to portfolio securities held by the registrant. If and when proxies need to be voted on behalf of the registrant, the Adviser will vote such proxies pursuant to its Proxy Voting Policies and Procedures (the “Procedures”). The Adviser has established a Proxy Voting Committee (the “Committee”) which is responsible for overseeing the Adviser’s proxy voting process for the registrant. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the Adviser to vote proxies in a manner consistent with the goal of voting in the best interests of the registrant.

     In order to facilitate the actual process of voting proxies, the Adviser has contracted with Institutional Shareholder Services (“ISS”), which is a subsidiary of MSCI Inc., to analyze proxy statements on behalf of the registrant and other Adviser clients and vote proxies generally in accordance with the Procedures. The Committee is responsible for overseeing ISS’s proxy voting activities. If a proxy has been voted for the registrant, ISS will create a record of the vote. By no later than August 31 of each year, information (if any) regarding how the registrant voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the registrant’s website at www.delawareinvestments.com; and (ii) on the Commission’s website at www.sec.gov.

     The Procedures contain a general guideline that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, the Adviser will normally vote against management’s position when it runs counter to its specific Proxy Voting Guidelines (the “Guidelines”), and the Adviser will also vote against management’s recommendation when it believes that such position is not in the best interests of the registrant.

     As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the registrant. Some examples of the Guidelines are as follows: (i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote against proposals to require a supermajority shareholder vote; (iii) votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value; (iv) generally vote against proposals at companies with more than one class of common stock to increase the number of authorized shares of the class that has superior voting rights; (v) generally vote re-incorporation proposals on a case-by-case basis; (vi) votes with respect to equity-based compensation plans are generally determined on a case-by-case basis; and (vii) generally vote for proposals requesting reports on the level of greenhouse gas emissions from a company’s operations and products.

     Because the registrant has delegated proxy voting to the Adviser, the registrant is not expected to encounter any conflict of interest issues regarding proxy voting and therefore does not have procedures regarding this matter. However, the Adviser does have a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies which the Adviser receives on behalf of the registrant are voted by ISS in accordance with the Procedures. Because almost all registrant proxies are voted by ISS pursuant to the pre-determined Procedures, it normally will not be necessary for the Adviser to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Adviser during the proxy voting process. In the very limited instances where the Adviser is considering voting a proxy contrary to ISS’s recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Adviser or affiliated persons of the Adviser. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the registrant. The Committee will then review the proxy voting materials and recommendation provided by ISS and the independent third party to determine how to vote the issue in a manner which the Committee believes is consistent with the Procedures and in the best interests of the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Other Accounts Managed
     The following chart lists certain information about types of other accounts for which each portfolio manager is primarily responsible as of March 31, 2013, unless otherwise noted. Any accounts managed in a personal capacity appear under “Other Accounts” along with the other accounts managed on a professional basis. The personal account information is current as of June 30, 2012.

			No. of Accounts with	Total Assets in Accounts
	No. of	Total Assets	Performance-	with Performance-
	Accounts	Managed	Based Fees	Based Fees
Joseph R. Baxter
Registered Investment	17	$5.2 billion	0	$0
Companies
Other Pooled	0	$0	0	$0
Investment Vehicles
Other Accounts	40	$2.9 billion	0	$0
Stephen J. Czepiel
Registered Investment	17	$5.2 billion	0	$0
Companies
Other Pooled	0	$0	0	$0
Investment Vehicles
Other Accounts	39	$2.7 billion	0	$0
Denise A. Franchetti
Registered Investment	3	$452.8 million	0	$0
Companies
Other Pooled	0	$0	0	$0
Investment Vehicles
Other Accounts	2	Under $1 million	0	$0
Gregory A. Gizzi
Registered Investment	17	$5.2 billion	0	$0
Companies
Other Pooled	0	$0	0	$0
Investment Vehicles
Other Accounts	62	$3.1 billion	0	$0

DESCRIPTION OF MATERIAL CONFLICTS OF INTEREST
     Individual portfolio managers may perform investment management services for other funds or accounts similar to those provided to the Funds and the investment action for such other fund or account and the Funds may differ. For example, an account or fund may be selling a security, while another account or Fund may be purchasing or holding the same security. As a result, transactions executed for one fund or account may adversely affect the value of securities held by another fund, account or Fund. Additionally, the management of multiple other funds or accounts and the Funds may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple funds or accounts and the Funds. A portfolio manager may discover an investment opportunity that may be suitable for more than one account or fund. The investment opportunity may be limited, however, so that all funds or accounts for which the investment would be suitable may not be able to participate. The Manager has adopted procedures designed to allocate investments fairly across multiple funds or accounts.

     A portfolio manager’s management of personal accounts also may present certain conflicts of interest. While Delaware’s code of ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Compensation Structure
     Each portfolio’s manager’s compensation consists of the following:

     Base Salary - Each named portfolio manager receives a fixed base salary. Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

     Bonus - An objective component is added to the bonus for each manager that is reflective of account performance relative to an appropriate peer group or database. The following paragraph describes the structure of the non-guaranteed bonus.

     Each portfolio manager is eligible to receive an annual cash bonus, which is based on quantitative and qualitative factors. There is one pool for bonus payments for the fixed income department. The amount of the pool for bonus payments is determined by assets managed (including investment companies, insurance product-related accounts and other separate accounts), management fees and related expenses (including fund waiver expenses) for registered investment companies, pooled vehicles, and managed separate accounts. Generally, 60%-75% of the bonus is quantitatively determined. For more senior portfolio managers, a higher percentage of the bonus is quantitatively determined. For investment companies, each manager is compensated according the Fund’s Lipper or Morningstar peer group percentile ranking on a one-year, three-year, and five-year basis, with longer-term performance more heavily weighted. For managed separate accounts the portfolio managers are compensated according to the composite percentile ranking against the BNY Mellon, eVestment Alliance, and Callan Associates databases (or similar sources of relative performance data) on a one-year, three-year, and five-year basis, with longer term performance more heavily weighted. There is no objective award for a fund that falls below the 50th percentile, but incentives reach maximum potential at the 25th-30th percentile. There is a sliding scale for investment companies that are ranked above the 50th percentile. The remaining 25%-40% portion of the bonus is discretionary as determined by Delaware Investments and takes into account subjective factors.

     For new and recently transitioned portfolio managers, the compensation may be weighted more heavily towards a portfolio manager’s actual contribution and ability to influence performance, rather than longer-term performance. Management intends to move the compensation structure towards longer-term performance for these portfolio managers over time.

     Incentive Unit Plan - Portfolio managers may be awarded incentive unit awards (“Awards”) relating to the underlying shares of common stock of Delaware Management Holdings, Inc. issuable pursuant to the terms of the Delaware Investments Incentive Unit Plan (the “Plan”) adopted on November 30, 2010. Awards are no longer granted under the Delaware Investments U.S., Inc. 2009 Incentive Compensation Plan or the Amended and Restated Delaware Investments U.S., Inc. Incentive Compensation Plan, which was established in 2001.

     The Plan was adopted in order to: assist the Manager in attracting, retaining, and rewarding key employees of the company; enable such employees to acquire or increase an equity interest in the company in order to align the interest of such employees and the Manager; and provide such employees with incentives to expend their maximum efforts. Subject to the terms of the Plan and applicable award agreements, Awards typically vest in 25% increments on a four-year schedule, and shares of common stock underlying the Awards are issued after vesting. The fair market value of the shares of Delaware Management Holdings, Inc., is normally determined as of each March 31, June 30, September 30 and December 31 by an independent appraiser. Generally, a stockholder may put shares back to the company during the put period communicated in connection with the applicable valuation.

     Other Compensation - Portfolio managers may also participate in benefit plans and programs available generally to all employees.

Ownership of Securities
     As of April 30, 2013, the portfolio managers did not own any shares of the Fund.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

     Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE INVESTMENTS® COLORADO MUNICIPAL INCOME FUND, INC.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	June 5, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	June 5, 2013

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	June 5, 2013